UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street Suite 3000 Chicago, IL			60606
(Address of principal executive offices)			(Zip code)

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

Paul B. Goucher, Esq.

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 634-9200

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA WANGER FUNDS

Managed by Columbia Wanger Asset Management, LLC

WANGER INTERNATIONAL

Wanger International

2016 Semiannual Report

2	A View on Brexit
3	Understanding Your Expenses
4	Performance Review
6	Statement of Investments
13	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
19	Board Approval of the Advisory Agreement

Columbia Wanger Asset Management, LLC (CWAM) is one of the leading global small- and mid-cap equity managers in the United States with over 45 years of small- and mid-cap investment experience. As of June 30, 2016, CWAM managed $17 billion in assets. CWAM is the investment manager to Wanger USA, Wanger International and Wanger Select (together, the Columbia Wanger Funds) and the Columbia Acorn Family of Funds.

An important note: Columbia Wanger Funds are available only through variable annuity contracts and variable life insurance policies issued by participating insurance companies or certain eligible retirement plans. Columbia Wanger Funds are not offered directly to the public and are not available in all contracts, policies or plans. Contact your financial advisor or insurance representative for more information. Columbia Wanger Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and are managed by CWAM.

Investors should carefully consider investment objectives, risks and expenses of the Fund before investing. For variable fund and variable contract prospectuses, which contain this and other important information, including the fees and expenses imposed under your contract, investors should contact their financial advisor or insurance representative. Read the prospectus for the Fund and your variable contract carefully before investing.

The views expressed in "A View on Brexit" and in the Performance Review reflect the current views of the respective authors. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Wanger Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Wanger Fund. References to specific company securities should not be construed as a recommendation or investment advice.

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Wanger International 2016 Semiannual Report

A View on Brexit

Global equity markets were caught on the back foot by the outcome of the UK referendum on continued European Union (EU) membership. The long-term political and economic implications of this decision are potentially vast and impossible to discern at this stage, not least because they will be shaped by how policymakers respond. As investors globally reprice risk and reposition portfolios in light of currency sensitivity and how they expect this outcome to bear differently on sectors, countries and companies, there will be mispricing opportunities. This is good for stock pickers and we expect to be active. We will be looking closely at how strong players in diverse industries might improve their competitive positions, as growth opportunities become more scarce and costs of capital among competitors more differentiated. We expect the relatively high balance sheet and business model quality of the stocks that we hold in the Columbia Wanger Funds to prove helpful in coming quarters because the risk premium has gone up, as evidenced by increased volatility, compressed multiples in some pockets of the market such as European banks, and sharp currency swings.

This political development is nonetheless clearly a negative one. The United Kingdom is the fifth largest economy in the world and the second largest within the EU. It has been a member of the European Economic Community (precursor to the EU) since 1973.i The UK exit raises uncertainties about global growth, heightens risk aversion, and it will preoccupy European policymakers at a time when they are already challenged by anemic growth, high unemployment, refugee immigration flows, and international and domestic security concerns.

While many market observers view the outcome of the referendum as a comment on, and existential threat to, the overall European integration project, it may, rather, reflect a larger process at work, namely increasing middle-class discontent with the perceived consequences of globalization in industrialized democracies. Rising populism and nativist resentments in Europe and the United States could be harbingers of future policy regimes that place less value on minimizing trade friction, and the mobility of capital and labor, all of which have contributed to global prosperity. The evolving framework for global trade and investment over the last 25 years has been an enormous engine of global growth. During this period, a substantial percentage of the world's population once living within largely economically isolated communist states was integrated into the modern global economy as producers and consumers. This has raised standards of living in emerging markets and reduced the cost of consumer goods in industrialized countries, while creating new and growing markets for the sort of technologically sophisticated exports that support high-paying jobs in industrialized countries.

The Columbia Wanger Funds have benefited meaningfully from these trends. With Brexit, the EU will lose its strongest advocate of economic liberalism, which has served as an important counterpoint to statist perspectives in Germany and France. At a minimum, it appears that domestic policies are poised to pivot toward the populist issue of economic inequality, which in Europe may manifest itself in a slowdown or reversal of structural reforms in EU labor markets, with negative consequences for productivity and, with it, standards of living. Fiscal tightening, where necessary, could be scaled back as a salve to populists, and it seems likely that industrialized countries will see increased constraints on immigration, even where demographically driven labor shortages exist.

While this could well be regarded as overall bad news for asset owners, opportunities will likely present themselves. For many years, the Columbia Wanger Funds have explored how factory automation is deployed to reduce labor costs or to replace labor altogether, trends which could be accelerated by a reduction in immigration. London will fight hard to retain its role as the center of European finance, but bank chiefs are already talking about decamping elsewhere, which could create opportunity in continental European real estate and construction. As corporate investment decision-making and household spending slow amidst the uncertainty, fiscal stimulus could be sought via public infrastructure projects, which would be good for constructors and suppliers of building materials. Public policy that increases labor's share of income would benefit consumer companies oriented to a lower middle class demographic. Other policy interventions could result in continued ultra-low interest rates, with implications for interest-rate sensitive businesses. In any case, it seems that earnings growth will continue to be a scarce factor in a low-growth world.

P. Zachary Egan
President and Global Chief Investment Officer
Columbia Wanger Asset Management, LLC

i  http://ukandeu.ac.uk/fact-figures/when-did-britain-decide-to-join-the-european-union/

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Wanger International 2016 Semiannual Report

Understanding Your Expenses

As a shareholder, you incur three types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees and other expenses for Wanger International (the Fund). Lastly, there may be additional fees or charges imposed by the insurance company that sponsors your variable annuity and/or variable life insurance product. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund only and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during period ($)		Fund's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Wanger International	1,000.00	1,000.00	998.40	1,019.19	5.66	5.72	1.14

* Expenses paid during the period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate account. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

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Wanger International 2016 Semiannual Report

Performance Review Wanger International

P. Zachary Egan Co-Portfolio Manager	Louis J. Mendes Co-Portfolio Manager

Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different, potentially less stringent, financial and accounting standards than those generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies.

Wanger International ended the semiannual period down 0.16%, performing in line with the Fund's primary benchmark, the MSCI ACWI Ex USA Small Cap Index (Net), which was down 0.20%. Major factors impacting markets during the period were the surprise outcome of the Brexit vote in the United Kingdom, continued strong performance from the commodities sector, and signs of strength in a number of developing economies, particularly in Southeast Asia.

As discussed in our letter at the front of this report, the United Kingdom's decision to exit the European Union was somewhat unexpected by global markets and triggered a short-term flight to safety as investors considered the potential consequences of this action. The immediate reaction was a rise in the U.S. dollar and the Japanese yen, while the UK pound fell to its lowest levels in the last 30 years. Renewed discussions of a prolonged low interest rate environment in most developed economies provided a positive jolt to many emerging markets with economies sensitive to global rates. While the Fund declined nearly 9% over the two trading days following the Brexit vote, it regained over half of this drop within a week. As long-term investors, our focus remained on the medium-term impacts this decision could have on Fund holdings, and the adjustments we made to the portfolio were modest. We took advantage of short-term price volatility around Brexit to add to UK self-storage company Big Yellow, where we struggle to see how Brexit will materially change prospects going forward. In continental Europe, the Fund's long-standing strategic underweight in European banks proved positive, as the uncertainty raised by the referendum weighed heavily on these stocks.

One area that performed well throughout the period was commodities. Year to date, the energy and basic materials sectors of the benchmark were up 9% and 13%, respectively, in U.S. dollars (USD). Continued stable economic growth and very low interest rates across developed economies, combined with the positive effects of China's stimulus policies enacted in 2015, have reignited confidence in the underlying price for a number of basic materials. Those emerging markets dependent upon commodity exports outperformed but were modest weights within the Fund and benchmark. Year to date within the Fund's small-cap equity benchmark, Brazil (+48% in USD), Russia (+58% in USD) and South Africa

(+28% in USD) all rallied strongly with strengthening currencies after a mostly dismal 2015 performance. A long-term Fund position in Tahoe Resources, a low-cost silver miner based in Guatemala, was a top contributor in the period, rising 73% on the rebound in silver prices.

Current political uncertainty appears likely to drive a continuation of loose monetary policy in Japan and Europe for the near term. The low interest rate environment is driving a global search for yield, buoying the prices of stable, cash-generative and dividend-paying stocks. Unprecedented intervention to keep interest rates low will eventually reverse, which we believe will make current valuations assigned to these "safe haven" securities hard to justify, particularly where there is little earnings growth. Accordingly, we have worked hard over the period to increase the Fund's exposure to companies with solid earnings growth. We expect these businesses to prove more resilient, should interest rates normalize. If this mean reversion takes longer than expected, this will likely be because of ongoing weak demand globally, in which case companies with growing earnings should command a valuation premium, also not a bad outcome for long-term growth investors. New Fund positions that reflect this focus on growth include DIP, an operator of online websites and mobile applications for temporary job listings in Japan. DIP is capitalizing on an aging Japanese population that is driving a labor shortage; a corporate preference for temporary workers to maintain flexibility and curb costs; and increased user preference for Internet and mobile job listings. Since 2009, full-time workers in Japan have declined by 2.35 million, while part-time jobs have increased by 1.17 million.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

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Wanger International 2016 Semiannual Report

Growth of a $10,000 Investment in Wanger International
May 3, 1995 (inception date) through June 30, 2016

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment adviser and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. For most recent month-end performance updates, please visit investor.columbiathreadneedleus.com.

This graph compares the results of $10,000 invested in Wanger International on May 3, 1995 (the date the Fund began operations) through June 30, 2016, to the MSCI ACWI Ex USA Small Cap Index (Net) and the S&P Global Ex-U.S. Between $500M and $5B Index with dividends and capital gains reinvested. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index.

Top 10 Holdings

As a percentage of net assets, as of 6/30/16

1. CCL Industries (Canada) Global Label Converter	2.0%
2. Seria (Japan) 100 Yen Discount Stores	1.6
3. SimCorp (Denmark) Software for Investment Managers	1.6
4. Aurelius (Germany) European Turnaround Investor	1.5
5. Domino's Pizza Enterprises (Australia) Domino's Pizza Operator in Australia & New Zealand	1.4
6. Trelleborg (Sweden) Manufacturer of Sealing, Dampening & Protective Solutions for Industry	1.4
7. Elior Group (France) Contract Caterer & Travel Concessionary	1.4
8. Halma (United Kingdom) Health & Safety Sensor Technology	1.3
9. Ag Growth (Canada) Manufacturer of Augers & Grain Handling Equipment	1.3
10. Distribuidora Internacional de Alimentación (Spain) Discount Retailer in Spain & Latin America	1.3

Top holdings exclude short-term holdings and cash, if applicable.

Top 5 Countries

As a percentage of net assets, as of 6/30/16

Japan	22.5%
United Kingdom	12.2
Germany	6.9
Canada	6.4
Sweden	6.1

Results as of June 30, 2016

	2nd quarter*	Year to date*	1 year	5 years	10 years
Wanger International	-1.13%	-0.16%	-4.97%	3.34%	5.52%
MSCI ACWI Ex USA Small Cap Index (Net)**	-0.87	-0.20	-5.46	2.28	4.09
S&P Global Ex-U.S. Between $500M and $5B Index	0.24	1.98	-5.35	2.49	4.76

NAV as of 6/30/16: $24.15

* Not annualized.

** The Fund's primary benchmark effective January 1, 2016. Prior to January 1, 2016, the S&P Global Ex-U.S. Between $500M and $5B Index was the Fund's primary benchmark.

Performance numbers reflect all Fund expenses but do not include any fees and expenses imposed under your variable annuity contract or life insurance policy or qualified pension or retirement plan. If performance numbers included the effect of these additional charges, they would be lower.

The Fund's annual operating expense ratio of 1.11% is stated as of the Fund's prospectus dated May 1, 2016, and differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and/or expense reimbursements as well as different time periods used in calculating the ratios.

All results shown assume reinvestment of distributions.

The MSCI ACWI Ex USA Small Cap Index (Net) captures small-cap representation across 22 of 23 developed market countries (excluding the United States) and 23 emerging markets countries. The S&P Global Ex-U.S. Between $500M and $5B Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States. Indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings.

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Wanger International 2016 Semiannual Report

Wanger International

Statement of Investments (Unaudited), June 30, 2016

Number of Shares		Value
	Equities – 98.0%
	Asia – 41.7%
	Japan – 22.5%
102,700	Seria 100 Yen Discount Stores	$8,500,064
109,600	FamilyMart Convenience Store Operator	6,679,165
477,700	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	6,250,246
192,900	Bandai Namco Branded Toys & Related Content	4,978,077
84,800	Yonex (a) Branded Sporting Goods Manufacturer	4,723,574
195,771	Doshisha Consumer Goods Wholesaler	3,761,055
319,700	Ushio Industrial Light Sources	3,756,022
44,300	Hikari Tsushin Office IT/Mobiles/Insurance Distribution	3,711,163
133,600	Glory Currency Handling Systems & Related Equipment	3,635,199
228,600	Santen Pharmaceutical Specialty Pharma (Ophthalmic Medicine)	3,592,949
1,074,000	Seven Bank ATM Processing Services	3,333,602
123,400	DIP Mobile Temporary Job Information Provider	3,329,291
379,000	NOF Specialty Chemicals, Life Science & Rocket Fuels	3,145,683
145,200	Aeon Financial Service Diversified Consumer-related Finance Company in Japan	3,144,007
429,300	iStyle Cosmetics Review Portal & Retailer	3,089,206
1,125	Kenedix Retail REIT Retail REIT in Japan	3,028,943
24,450	Hirose Electric Electrical Connectors	3,006,518
82,800	Japan Airport Terminal (a) Airport Terminal Operator at Haneda	3,004,089
2,922	LaSalle Logiport REIT (b) Logistics REIT in Japan	2,974,266
Number of Shares		Value
65,020	Milbon Hair Products for Salons	$2,931,814
31,900	Disco Semiconductor Dicing & Grinding Equipment	2,885,030
148,000	Daiseki Waste Disposal & Recycling	2,862,213
69,300	JIN (a) Eyeglasses Retailer	2,719,748
162,200	OSG Consumable Cutting Tools	2,701,979
48,500	OBIC Computer Software	2,669,747
90,400	Nakanishi Dental Tools & Machinery	2,661,254
56,000	Otsuka One-stop IT Services & Office Supplies Provider	2,618,635
111,400	Aica Kogyo Laminated Sheets, Building Materials & Chemical Adhesives	2,545,861
77,000	MonotaRO Online Maintenance, Repair & Operations Goods Distributor in Japan	2,545,693
52,000	Asahi Intecc Medical Guidewires for Surgery	2,541,054
126,500	Icom Two Way Radio Communication Equipment	2,479,609
420	Industrial & Infrastructure Fund Industrial REIT in Japan	2,341,780
452,000	Dowa Holdings Environmental/Recycling, Nonferrous Metals, Electronic Material & Metal Processing	2,329,759
244,000	Yamaguchi Financial Group Regional Bank in Yamaguchi, Fukuoka & Hiroshima	2,307,336
180,600	Kintetsu World Express Airfreight Logistics	2,187,879
139,300	NGK Spark Plug Automobile Parts	2,102,703
71,400	Sega Sammy Holdings Gaming Software/Hardware & Leisure Facilities	768,985
		121,844,198

See accompanying notes to financial statements.
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Wanger International 2016 Semiannual Report

Wanger International

Statement of Investments (Unaudited), June 30, 2016

Number of Shares		Value
	Korea – 3.9%
143,008	Koh Young Technology Inspection Systems for Printed Circuit Boards	$5,108,793
101,272	Korea Investment Holdings Brokerage & Asset Management	3,733,602
10,330	KCC Paint & Housing Material Manufacturer	3,435,921
114,800	ModeTour Network Travel Services	2,770,947
48,100	Kepco Plant Service & Engine Power Plant & Grid Maintenance	2,719,442
17,922	Nongshim Holdings Holding Company of Food Conglomerate	2,291,692
977	Orion Corp Confectionery & Snack Manufacturer	801,946
		20,862,343
	Taiwan – 3.1%
386,000	Silergy Chinese Provider of Analog & Mixed Digital Integrated Circuits	4,565,830
140,000	St. Shine Optical Disposable Contact Lens Original Equipment Manufacturer	3,163,737
277,000	Ginko International Contact Lens Maker in China	2,893,965
171,803	Voltronic Power Uninterruptible Power Supply Products & Solar Inverters	2,401,628
302,349	Advantech Industrial PC & Components	2,305,491
104,000	PChome Online Taiwanese E-commerce Company	1,152,810
		16,483,461
	India – 2.8%
527,518	Amara Raja Indian Maker of Auto & Industrial Batteries, Mostly for the Replacement Market	6,804,284
603,779	TVS Motor Indian Maker of Scooters, Mopeds, Motorcycles, & Three-wheelers	2,778,648
245,385	United Breweries Indian Brewer	2,739,092
Number of Shares		Value
399,460	Zee Entertainment Enterprises Indian Programmer of Pay Television Content	$2,711,451
		15,033,475
	China – 2.3%
116,227	51job – ADR (a) (b) Integrated Human Resource Services	3,406,613
17,300,000	Jiangnan Group Cable & Wire Manufacturer	2,778,755
5,560,000	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	2,192,381
786,000	TravelSky Technology Chinese Air Travel Transaction Processor	1,519,512
4,536,000	NewOcean Energy Southern China Liquefied Petroleum Gas Distributor	1,489,648
6,453,000	Sihuan Pharmaceutical Holdings Group Chinese Generic Drug Manufacturer	1,232,614
		12,619,523
	Singapore – 2.1%
4,032,673	Mapletree Commercial Trust Retail & Office Property Landlord	4,435,851
8,400,000	China Everbright Water Waste Water Treatment Operator	3,978,841
6,404,900	SIIC Environment (b) Waste Water Treatment Operator	2,954,831
		11,369,523
	Hong Kong – 2.0%
6,104,000	Value Partners Mutual Fund Management	5,652,270
2,853,000	Vitasoy International Hong Kong Soy Food Brand	5,190,089
		10,842,359
	Philippines – 1.3%
51,759,301	Melco Crown (Philippines) Resorts (b) Integrated Resort Operator in Manila	4,188,930
3,453,000	Puregold Price Club Supermarket Operator in the Philippines	3,093,553
		7,282,483

See accompanying notes to financial statements.
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Wanger International 2016 Semiannual Report

Wanger International

Statement of Investments (Unaudited), June 30, 2016

Number of Shares		Value
	Cambodia – 1.1%
8,652,000	Nagacorp Casino & Entertainment Complex in Cambodia	$5,777,223
	Indonesia – 0.6%
8,839,200	Link Net Fixed Broadband & CATV Service Provider	2,724,077
2,800,000	Media Nusantara Citra Media Company in Indonesia	469,749
		3,193,826
	Total Asia	225,308,414
	Europe – 41.5%
	United Kingdom – 12.2%
535,093	Halma Health & Safety Sensor Technology	7,277,806
460,000	Shaftesbury London Prime Retail REIT	5,413,097
103,000	Rightmove Internet Real Estate Listings	5,030,617
1,292,559	Regus Rental Office Space in Full Service Business Center	4,997,867
1,900,000	Rentokil Initial Pest Control, Washroom & Workwear Service Provider	4,906,578
465,737	Big Yellow UK Self Storage	4,849,703
229,513	WH Smith Newsprint, Books & General Stationery Retailer	4,821,725
1,287,825	Polypipe Manufacturer of Plastic Piping & Fittings	4,464,340
350,902	Abcam Online Sales of Antibodies	3,614,986
776,943	Domino's Pizza UK & Ireland Pizza Delivery in the UK, Ireland & Switzerland	3,451,876
56,865	Spirax Sarco Steam Systems & Pumps for Manufacturing & Process Industries	2,847,486
3,659,853	Assura UK Primary Health Care Property REIT	2,679,400
Number of Shares		Value
508,087	DS Smith Packaging	$2,628,696
1,210,014	Connect Group Newspaper & Magazine Distributor	2,385,405
609,228	PureCircle (b) Natural Sweeteners	2,380,386
761,673	Ocado (a) (b) Online Grocery Retailer	2,350,148
482,000	Halfords UK Retailer of Leisure Goods & Auto Parts	2,072,381
		66,172,497
	Germany – 6.9%
136,750	Aurelius European Turnaround Investor	8,036,843
144,425	Wirecard (a) Online Payment Processing & Risk Management	6,361,330
57,781	MTU Aero Engines Airplane Engine Components & Services	5,398,358
59,700	Fielmann Retail Optician Chain	4,366,422
91,367	NORMA Group Clamps for Automotive & Industrial Applications	4,329,022
80,400	Ströer (a) Out of Home & Online Advertising	3,698,335
131,597	Elringklinger (a) Automobile Components	2,590,630
5,316	Rational Commercial Ovens	2,460,189
		37,241,129
	Sweden – 6.1%
424,154	Trelleborg Manufacturer of Sealing, Dampening & Protective Solutions for Industry	7,526,812
673,803	Unibet European Online Gaming Operator	6,190,049
389,377	Recipharm (a) Contract Development Manufacturing Organization	5,442,083
300,923	Sweco (a) Engineering Consultants	5,220,708

See accompanying notes to financial statements.
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Wanger International 2016 Semiannual Report

Wanger International

Statement of Investments (Unaudited), June 30, 2016

Number of Shares		Value
	Sweden – 6.1% (cont)
74,809	Millicom Telecoms Operator in Latin America & Africa	$4,588,735
183,503	Mekonomen (a) Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service	3,947,374
22,835	Byggmax Nordic Discount DIY Retail Chain	173,407
		33,089,168
	Spain – 3.3%
1,220,000	Distribuidora Internacional de Alimentación Discount Retailer in Spain & Latin America	7,121,010
941,860	Prosegur Security Guards	5,676,149
53,000	Viscofan Sausage Casings Maker	2,941,536
83,000	Bolsas y Mercados Españoles Spanish Stock Markets	2,332,671
		18,071,366
	Denmark – 2.6%
171,577	SimCorp Software for Investment Managers	8,420,406
278,825	William Demant Holding (b) Manufacture & Distribution of Hearing Aids & Diagnostic Equipment	5,427,548
		13,847,954
	Netherlands – 2.4%
175,987	Aalberts Industries Flow Control & Heat Treatment	5,275,785
66,960	Gemalto Digital Security Solutions	4,056,700
193,387	Brunel Temporary Specialist & Energy Staffing	3,530,656
		12,863,141
	Finland – 2.0%
332,599	Tikkurila Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe	6,022,562
122,354	Konecranes Manufacture & Service of Industrial Cranes & Port Handling Equipment	3,106,085
Number of Shares		Value
405,068	Sponda Office, Retail & Logistics Properties	$1,763,956
		10,892,603
	Italy – 1.9%
96,664	Brembo High Performance Auto Braking Systems Supplier	5,324,799
84,000	Industria Macchine Automatiche Food & Drugs Packaging & Machinery	5,056,415
		10,381,214
	France – 1.9%
337,514	Elior Group Contract Caterer & Travel Concessionary	7,323,766
7,529	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	2,789,287
		10,113,053
	Norway – 1.0%
537,507	Atea Nordic IT Hardware/Software Reseller & Integrator	5,122,173
	Belgium – 0.7%
62,000	Melexis Analog & Custom IC Designer	3,895,971
	Switzerland – 0.5%
7,961	Inficon Gas Detection Instruments	2,694,620
	Total Europe	224,384,889
	Other Countries – 13.8%
	Canada – 6.4%
62,716	CCL Industries Global Label Converter	10,914,560
227,742	Ag Growth Manufacturer of Augers & Grain Handling Equipment	7,218,573
132,947	Vermilion Energy Canadian Exploration & Production Company	4,233,476
87,200	Boardwalk Real Estate Investment Trust Canadian Residential REIT	3,885,005

See accompanying notes to financial statements.
9

Wanger International 2016 Semiannual Report

Wanger International

Statement of Investments (Unaudited), June 30, 2016

Number of Shares		Value
	Canada – 6.4% (cont)
159,000	Prairie Sky Royalty (a) Canadian Owner of Oil & Gas Mineral Interests	$3,017,671
111,000	ShawCor Oil & Gas Pipeline Products	2,751,910
215,516	CAE Flight Simulator Equipment & Training Centers	2,603,974
		34,625,169
	Australia – 3.0%
146,615	Domino's Pizza Enterprises Domino's Pizza Operator in Australia & New Zealand	7,544,443
4,520,881	TFS Corporation Indian Sandalwood Plantation	4,775,341
572,000	Estia Health Residential Aged Care Facility Operator	1,983,911
249,211	Challenger Financial Annuity Provider in Australia	1,628,154
269,796	Spotless Facility Management & Catering Company	228,331
		16,160,180
	United States – 1.3%
79,814	LivaNova (b) Neuromodulation & Cardiac Devices	4,009,057
93,000	Cepheid (b) Molecular Diagnostics	2,859,750
		6,868,807
	South Africa – 1.2%
733,480	Coronation Fund Managers South African Fund Manager	3,327,214
356,306	Famous Brands Quick Service Restaurant & Cafe Franchise System in Africa	3,072,438
		6,399,652
	Guatemala – 0.8%
289,255	Tahoe Resources Silver & Gold Projects in Guatemala, Canada & Peru	4,332,276
Number of Shares		Value
	Egypt – 0.6%
658,688	Commercial International Bank of Egypt Private Universal Bank in Egypt	$2,965,358
	New Zealand – 0.5%
904,200	Sky City Entertainment Casino & Entertainment Complex	2,959,733
	Total Other Countries	74,311,175
	Latin America – 1.0%
	Mexico – 1.0%
34,570	Grupo Aeroportuario del Sureste – ADR Mexican Airport Operator	5,515,644
	Total Latin America	5,515,644
Total Equities (Cost: $450,875,054) – 98.0%		529,520,122	(c)
Short-Term Investments – 0.3%
$1,607,078	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.29%)	1,607,078
Total Short-Term Investments (Cost: $1,607,078) – 0.3%		1,607,078
Securities Lending Collateral – 3.5%
19,135,017	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.24%) (d)	19,135,017
Total Securities Lending Collateral (Cost: $19,135,017) – 3.5%		19,135,017
Total Investments (e) (Cost: $471,617,149) – 101.8%		550,262,217
Obligation to Return Collateral for Securities Loaned – (3.5)%		(19,135,017)
Cash and Other Assets Less Liabilities – 1.7%		9,434,651
Net Assets – 100.0%		$540,561,851

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.
10

Wanger International 2016 Semiannual Report

Wanger International

Statement of Investments (Unaudited), June 30, 2016

> Notes to Statement of Investments

(a)  All or a portion of this security was on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $18,401,815.

(b)  Non-income producing security.

(c)  On June 30, 2016, the Fund's total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$121,844,198	22.6
Euro	103,458,477	19.1
British Pound	66,172,497	12.3
Canadian Dollar	38,957,445	7.2
Swedish Krona	33,089,168	6.1
Other currencies less than 5% of total net assets	165,998,337	30.7
Total Equities	$529,520,122	98.0

(d)  Investment made with cash collateral received from securities lending activity.

(e)  At June 30, 2016, for federal income tax purposes, the cost of investments was approximately $471,617,149 and net unrealized appreciation was $78,645,068 consisting of gross unrealized appreciation of $106,850,961 and gross unrealized depreciation of $28,205,893.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM's Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  The Committee is responsible for applying the Trust's Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund's investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund's securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of June 30, 2016, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$3,406,613	$221,901,801	$—	$225,308,414
Europe	—	224,384,889	—	224,384,889
Other Countries	45,826,252	28,484,923	—	74,311,175
Latin America	5,515,644	—	—	5,515,644
Total Equities	54,748,509	474,771,613	—	529,520,122
Total Short-Term Investments	1,607,078	—	—	1,607,078
Total Securities Lending Collateral	19,135,017	—	—	19,135,017
Total Investments	$75,490,604	$474,771,613	$—	$550,262,217

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in

See accompanying notes to financial statements.
11

Wanger International 2016 Semiannual Report

Wanger International

Statement of Investments (Unaudited), June 30, 2016

accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

  There were no transfers of financial assets between Levels 1 and 2 during the period.

  Financial assets were transferred from Level 3 to Level 2 as trading resumed during the period.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$2,776,146	$—	$—	$2,776,146

  Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

See accompanying notes to financial statements.
12

Wanger International 2016 Semiannual Report

Statement of Assets and Liabilities
June 30, 2016 (Unaudited)

Assets:
Investments, at cost	$471,617,149
Investments, at value (including securities on loan of $18,401,815)	$550,262,217
Cash	86,399
Foreign currency (cost of $1,692,854)	1,693,483
Receivable for:
Investments sold	11,559,568
Fund shares sold	1,145,615
Securities lending income	155,948
Dividends	539,391
Foreign tax reclaims	459,499
Trustees' deferred compensation plan	175,875
Prepaid expenses	35,183
Total Assets	566,113,178
Liabilities:
Collateral on securities loaned	19,135,017
Payable for:
Investments purchased	4,714,544
Fund shares redeemed	1,334,738
Investment advisory fee	13,818
Administration fee	731
Transfer agent fee	2
Trustees' fees	3,572
Custody fee	72,482
Reports to shareholders	57,035
Trustees' deferred compensation plan	175,875
Other liabilities	43,513
Total Liabilities	25,551,327
Net Assets	$540,561,851
Composition of Net Assets:
Paid-in capital	$454,924,677
Undistributed net investment income	1,343,776
Accumulated net realized gain	5,690,186
Net unrealized appreciation (depreciation) on:
Investments	78,645,068
Foreign currency translations	(41,856)
Net Assets	$540,561,851
Fund Shares Outstanding	22,380,302
Net asset value, offering price and redemption price per share	$24.15

Statement of Operations
For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net foreign taxes withheld of $842,339)	$7,366,910
Interest	62
Income from securities lending—net	463,495
Total Investment Income	7,830,467
Expenses:
Investment advisory fee	2,584,950
Transfer agent fees	314
Administration fee	137,473
Trustees' fees	27,073
Custody fees	116,274
Reports to shareholders	128,007
Audit fees	34,404
Legal fees	57,226
Chief compliance officer expenses	24,832
Commitment fee for line of credit (Note 5)	10,600
Other expenses	18,376
Total Expenses	3,139,529
Net Investment Income	4,690,938
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	7,458,765
Foreign currency translations	50,187
Net realized gain	7,508,952
Net change in unrealized appreciation (depreciation) on:
Investments	(13,794,766)
Foreign currency translations	(5,186)
Net change in unrealized depreciation	(13,799,952)
Net realized and unrealized loss	(6,291,000)
Net Decrease in Net Assets from Operations	$(1,600,062)

See accompanying notes to financial statements.
13

Wanger International 2016 Semiannual Report

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2016	Year Ended December 31, 2015
Operations:
Net investment income	$4,690,938	$7,165,545
Net realized gain (loss) on:
Investments	7,458,765	50,409,289
Foreign currency translations	50,187	(346,363)
Net change in unrealized appreciation (depreciation) on:
Investments	(13,794,766)	(55,119,081)
Foreign currency translations	(5,186)	29,388
Net Increase (Decrease) in Net Assets from Operations	(1,600,062)	2,138,778
Distributions to Shareholders From:
Net investment income	(1,831,842)	(9,178,114)
Net realized gains	(44,383,757)	(56,072,696)
Total Distributions to Shareholders	(46,215,599)	(65,250,810)
Share Transactions:
Subscriptions	4,322,805	12,302,455
Distributions reinvested	46,215,599	65,250,810
Redemptions	(48,789,699)	(94,967,225)
Net Increase (Decrease) from Share Transactions	1,748,705	(17,413,960)
Proceeds from regulatory settlements	—	131,912
Total Decrease in Net Assets	(46,066,956)	(80,394,080)
Net Assets:
Beginning of period	586,628,807	667,022,887
End of period	$540,561,851	$586,628,807
Undistributed (Overdistributed) net investment income	$1,343,776	$(1,515,320)

See accompanying notes to financial statements.
14

Wanger International 2016 Semiannual Report

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
Selected data for a share outstanding throughout each period	2016		2015		2014	2013	2012		2011
Net Asset Value, Beginning of Period	$26.32		$29.07		$34.55	$31.19	$28.79		$36.16
Income from Investment Operations:
Net investment income	0.22		0.31		0.36	0.39	0.46		0.42
Net realized and unrealized gain (loss)	(0.16)		(0.09)		(1.56)	6.18	5.27		(5.31)
Reimbursement from affiliate	—		—		—	—	—		0.00	(a)
Total from Investment Operations	0.06		0.22		(1.20)	6.57	5.73		(4.89)
Less Distributions to Shareholders:
Net investment income	(0.09)		(0.41)		(0.48)	(0.88)	(0.38)		(1.64)
Net realized gains	(2.14)		(2.57)		(3.80)	(2.33)	(2.95)		(0.84)
Total Distributions to Shareholders	(2.23)		(2.98)		(4.28)	(3.21)	(3.33)		(2.48)
Proceeds from regulatory settlements	—		0.01		—	—	—		—
Net Asset Value, End of Period	$24.15		$26.32		$29.07	$34.55	$31.19		$28.79
Total Return	(0.16)%		0.10	%(b)	(4.40)%	22.37%	21.56	%(c)	(14.62	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Total gross expenses (d)	1.14	%(e)	1.12%		1.05%	1.07%	1.08%		1.06%
Total net expenses (d)	1.14	%(e)	1.12%		1.05%	1.07%	1.05	%(f)	1.00	%(f)
Net investment income	1.71	%(e)	1.11%		1.10%	1.19%	1.51%		1.25%
Portfolio turnover rate	36%		53%		28%	44%	34%		36%
Net assets, end of period (000s)	$540,562		$586,629		$667,023	$784,977	$702,667		$682,217

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(c)  Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

See accompanying notes to financial statements.
15

Wanger International 2016 Semiannual Report

Notes to Financial Statements (Unaudited)

1.  Nature of Operations

Wanger International (the Fund), a series of Wanger Advisors Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding participating variable annuity contracts and variable life insurance policies and may also be offered directly to certain qualified pension and retirement plans.

2.  Summary of Significant Accounting Policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees (the Board). A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Exchange traded funds (ETFs) are valued at their closing net asset value as reported on the applicable exchange. A security for which there is no reported sale on the valuation date is valued at the mean of the latest bid and ask quotations.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

The Trust has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.

Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.

Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.

The Fund may receive distributions from holdings in equity securities, ETFs, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (the Exchange) on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities lending

The Fund may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers and other financial institutions to earn additional income. The Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Fund also receives a fee for the loan. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to each Fund on the next business day. The Fund has elected to invest the cash collateral in the Dreyfus Government Cash Management Fund. The income earned from the securities lending program is paid to the Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Fund's lending agent, and borrower rebates. The Fund's investment manager, Columbia Wanger Asset Management, LLC (CWAM), does not retain any fees earned by the lending program. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of loss with respect to the investment of collateral. The net lending income earned by the Fund as of June 30, 2016, is included in the Statement of Operations.

16

Wanger International 2016 Semiannual Report

Notes to Financial Statements, continued (Unaudited)

Offsetting of assets and liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting agreements and under a securities lending agreement as well as the related collateral received by the Fund as of June 30, 2016:

Goldman Sachs ($)
Liabilities
Collateral on securities loaned	19,135,017
Total liabilities	19,135,017
Total financial and derivative net assets	(19,135,017)
Financial instruments	18,401,815
Net amount (a)	(733,202)

(a) Represents the net amount due from/ (to) counterparties in the event of default.

Securities lending transactions

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2016:

	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater than 90 Days ($)	Total ($)
Securities lending transactions
Equity securities	$18,401,815	$—	$—	$—	$18,401,815
Gross amount of recognized liabilities for securities lending (collateral received)					19,135,017
Amounts due to counterparty					$733,202

Federal income taxes

The Fund has complied with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distributes substantially all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Foreign capital gains taxes

Gains in certain countries may be subject to foreign taxes at the fund level. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date.

Indemnification

In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also under the Trust's organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

4. Transactions with Affiliates

CWAM is a wholly owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund's business affairs.

CWAM receives a monthly advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
Up to $100 million	1.10%
$100 million to $250 million	0.95%
$250 million to $500 million	0.90%
$500 million to $1 billion	0.80%
$1 billion and over	0.72%

For the six months ended June 30, 2016, the annualized effective investment advisory fee rate, was 0.94% of the Fund's average daily net assets.

CWAM provides administrative services and receives an administration fee from the Fund at the following annual rates:

Wanger Advisors Trust Aggregate Average Daily Net Assets of the Trust	Annual Fee Rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

For the six months ended June 30, 2016, the annualized effective administration fee rate was 0.05% of the Fund's average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Fund.

Columbia Management Investment Distributors, Inc. (CMID), a wholly owned subsidiary of Ameriprise Financial, serves as the Fund's distributor and principal underwriter.

Columbia Management Investment Services Corp. (CMIS), a wholly owned subsidiary of Ameriprise Financial, is the transfer agent to the Fund. For its services, the Fund pays CMIS a monthly fee at the annual rate of $21.00 per open account. CMIS also receives reimbursement from the Fund for certain out-of-pocket expenses.

Certain officers and trustees of the Trust are also officers of CWAM. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM.

17

Wanger International 2016 Semiannual Report

Notes to Financial Statements, continued (Unaudited)

The Board has appointed a Chief Compliance Officer of the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of certain of the expenses associated with the office of the Chief Compliance Officer.

The Trust offers a deferred compensation plan for its independent trustees. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Class Z shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the deferred compensation plan are payable in accordance with the plan.

For the six months ended June 30, 2016, the Fund engaged in purchase and sales transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $19,408,444 and $5,462,621, respectively. The sale transactions resulted in a net realized gain of $1,808,732.

5. Borrowing Arrangements

During the period January 1, 2016 through April 28, 2016, the Trust participated in a revolving credit facility in the amount of $400 million with a syndicate of banks led by JPMorgan Chase Bank, N.A., along with Columbia Acorn Trust, another trust managed by CWAM. Effective April 28, 2016, the credit facility was renewed in the amount of $200 million with a syndicate of banks led by JPMorgan Chase Bank, N.A. Under each facility, interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds Rate plus 1.00%. In addition, a commitment fee of 0.08% (before April 28, 2016) and 0.15% (after April 28, 2016) per annum of the unutilized line of credit is accrued and apportioned among the participating Funds based on their relative net assets. The commitment fee is disclosed as a part of "Other expenses" in the Statement of Operations. The Trust expects to renew this line of credit for one year durations each April at then current market rates and terms.

No amounts were borrowed for the benefit of the Fund under the line of credit during the six months ended June 30, 2016.

6. Fund Share Transactions

Proceeds and payments on Fund shares as shown in the Statement of Changes in Net Assets are in respect of the following numbers of shares:

	(Unaudited) Six months ended June 30, 2016	Year ended December 31, 2015
Shares sold	170,738	431,818
Shares issued in reinvestment of dividend distributions	1,831,046	2,291,751
Less shares redeemed	(1,910,180)	(3,377,227)
Net increase (decrease) in shares outstanding	91,604	(653,658)

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2016, were $196,645,747 and $230,814,351, respectively. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

8. Shareholder Concentration

At June 30, 2016, two unaffiliated shareholder accounts owned an aggregate of 29.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 60.2% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Wanger International 2016 Semiannual Report

Board Approval of the Advisory Agreement

Wanger Advisors Trust (the "Trust") has an investment advisory agreement (the "Advisory Agreement") with Columbia Wanger Asset Management, LLC ("CWAM") under which CWAM manages Wanger International (the "Fund"). More than 75% of the trustees of the Trust (the "Trustees") are persons who have no direct or indirect interest in the Advisory Agreement and are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust (the "Independent Trustees"). The Trustees oversee the management of the Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for the Fund.

The Contract Committee (the "Contract Committee") of the Board of Trustees (the "Board"), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board's Investment Performance Analysis Committee (the "Performance Committee")), and receives monthly reports from CWAM on the performance of the Fund.

In connection with their most recent consideration of the Advisory Agreement for the Fund, the Contract Committee and all Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC ("Columbia Management") and the parent of CWAM and Columbia Management, Ameriprise Financial, Inc. ("Ameriprise") in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.

During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. The Contract Committee also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee convened formally on seven separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met on other occasions to receive the Contract Committee's status reports, receive presentations from CWAM, Columbia Management and Ameriprise representatives, and/or to discuss outstanding issues. In addition, the Performance Committee, also comprised exclusively of Independent Trustees, reviewed the performance of the Fund, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Compliance Committee of the Board (the "Compliance Committee") serves on the Contract Committee and made available relevant information with respect to matters within the realm of its oversight responsibilities.

The materials reviewed by the Contract Committee and the Trustees included, among other items, (i) information on the investment performance of the Fund relative to independently selected peer groups of funds and the Fund's performance benchmark(s) over various time periods, as presented and analyzed by independent consultants, (ii) information on the Fund's advisory fees and other expenses, including information comparing the Fund's fees and expenses to those of peer groups of funds and information about any applicable expense limitations and fee breakpoints, (iii) data on sales and redemptions of Fund shares, and (iv) information on the profitability to CWAM and Ameriprise, as well as potential "fall-out" or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Fund. The Contract Committee and the Trustees also considered other information such as (i) CWAM's financial condition, (ii) the Fund's investment objective and strategy, (iii) the size, education and experience of CWAM's investment staff and its use of technology, external research and trading cost measurement tools and level of resources devoted to the Fund, (iv) the portfolio manager compensation framework, (v) the allocation of the Fund's brokerage, and the use of "soft" commission dollars to pay for research products and services, (vi) CWAM's risk management program, (vii) the resources devoted to, and the record of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures, and (viii) CWAM's and its affiliates' conflicts of interest.

At a meeting held on June 7, 2016, the Board considered and unanimously approved the continuation of the Advisory Agreement. In considering the continuation of the Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Trustees' determination to approve the continuation of the Advisory Agreement are discussed below.

Nature, quality and extent of services. The Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement, taking into account the investment objective and strategy of the Fund, its shareholder base, and knowledge gained from meetings with management, which were held on at least a quarterly basis. In addition, the Trustees reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Fund. The Trustees also considered other services provided to the Fund by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Fund's investment restrictions; producing shareholder reports; providing support services for the Board and committees of the Board; managing the Fund's securities lending program; communicating with shareholders; serving as the Fund's administrator; and overseeing the activities of the Fund's other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. The Trustees also noted the quality of CWAM's compliance record.

The Trustees took into account changes made by CWAM in the past year to improve Fund performance, including but not limited to: changes to Fund portfolio holdings in 2015; the addition of more risk-based analysis into the portfolio management process; an emphasis on more liquid stocks with more growth potential; and changing certain portfolio managers and analysts.

The Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement were appropriate for the Fund and that the Fund was likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM currently had sufficient personnel, with appropriate education and experience, to serve the Fund effectively, and that the firm had demonstrated its continuing ability to attract and retain well-qualified personnel. The Trustees also considered that Ameriprise had previously committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to resources to continue hiring additional analysts and other investment and operational personnel. Based on these changes and assurances, the Trustees believed that CWAM would have sufficient resources to attract and retain personnel as necessary to improve performance.

Performance of the Fund. The Trustees received and considered detailed performance information at various meetings of the Board, the Contract Committee and the Performance Committee throughout the year. They reviewed information comparing the Fund's performance with that of its benchmark(s) and with the performance of comparable funds and peer groups as identified by independent consultants Broadridge Financial Solutions, Inc. ("Broadridge") and Morningstar, Inc. ("Morningstar") taking into account that each service had a different methodology for calculating the Fund's total returns. The Trustees evaluated the performance and risk characteristics of the Fund over various time periods, including over the one-, three- and five-year periods ended December 31, 2015. The Trustees also considered peer performance rankings for similar time periods and with respect to the change to the Fund's primary benchmark effective January 1, 2016.

The Trustees noted that the Fund had underperformed against its Morningstar peer group median over the one-, three and five-year periods and noted that Broadridge had been unable to construct an appropriate peer group. The Trustees considered that the Fund's performance was being monitored closely by the Board and the Performance Committee and that CWAM had provided the Contract

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Wanger International 2016 Semiannual Report

Board Approval of the Advisory Agreement, continued

Committee with an explanation for the underperformance and the measures being taken to address the issue as described above.

The Trustees concluded that CWAM had taken and continued to take a number of corrective steps to improve performance of the Fund, although it would take some time to determine their effectiveness, and that the Performance Committee was monitoring the Fund's performance closely. In addition the Trustees considered that the Chief Investment Officer (the "CIO") of CWAM had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps being taken to improve Fund performance, and that members of the Contract Committee had met separately with the CIO on multiple occasions to discuss the Fund. The Trustees also took into consideration the Fund's performance versus its current and former benchmark as reported by both Morningstar and Broadridge, noting that each service calculated the Fund's total return using a different methodology with varying results.

Costs of Services and Profits Realized by CWAM. At various Committee and Board meetings, the Trustees examined detailed information on the fees and expenses of the Fund in comparison to information for comparable funds provided by Broadridge and Morningstar. The Trustees noted that the Fund's net expenses and actual advisory fees were higher than the Broadridge peer group median, but lower than the Morningstar peer group median.

The Trustees also reviewed the advisory fee rates charged by CWAM for managing other investment companies, sub-advised funds and other institutional separate accounts, as detailed in materials provided to the Contract Committee by CWAM. The Trustees noted that the Fund's advisory fees were generally comparable to Columbia Acorn International's advisory fees at the same asset levels. The Trustees also examined CWAM's institutional separate account fees for parallel investment strategies and determined that institutional account advisory fees tended to be lower than the Fund. The Trustees considered the information provided by CWAM regarding its performance of significant additional services for the Fund that it does not provide to sub-advised funds or non-mutual fund clients, including administrative and fund accounting services, oversight of the Fund's other service providers, Trustee support, regulatory compliance and numerous other services, and that, in servicing the Fund, CWAM assumes many legal and business risks that it does not assume in servicing many of its non-fund clients.

The Trustees reviewed the analysis of the historic profitability of CWAM in serving as the Fund's investment manager and of CWAM and its affiliates in their relationships with the Fund. The Contract Committee and Trustees met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and Fund-by-Fund basis. The Trustees also reviewed the methodology used by CWAM and Ameriprise in determining compensation payable to portfolio managers and the competitive market for investment management talent. The Trustees were also provided with profitability information from third-party consultant Strategic Insight, which compared CWAM's profitability to other similar investment managers in the mutual fund industry. The Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Trustees evaluated CWAM's profitability in light of the additional resources that had been, and would continue to be, provided to it by Ameriprise to assist in improving performance.

Economies of Scale. At various Committee and Board meetings and other informal meetings, the Trustees considered information about the extent to which CWAM realizes economies of scale in connection with an increase in Fund assets. The Trustees noted that the advisory fee schedule for the Fund includes breakpoints in the rate of fees at various asset levels. The Trustees concluded that the fee structure of the Advisory Agreement for the Fund reflected a sharing of economies of scale between CWAM and the Fund.

Other Benefits to CWAM. The Trustees also reviewed benefits that accrue to CWAM and its affiliates from their relationships with the Fund, based upon information provided to them by Ameriprise. They noted that the Fund's transfer agency services are performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which receives compensation from the Fund for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc. ("CMID"), serves as the Fund's distributor under an underwriting agreement but receives no fees for its services to the Fund. In addition, Columbia Management provides sub-administration services to the Fund. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.

The Trustees considered other ways that the Fund and CWAM may potentially benefit from their relationship with each other. For example, the Trustees considered CWAM's use of commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of CWAM. They noted that the Compliance Committee reviewed CWAM's annual "soft dollar" report during the year and met with representatives from CWAM to review CWAM's soft dollar spending. The Trustees also considered that the Compliance Committee regularly reviewed third-party prepared reports that evaluated the quality of CWAM's execution of the Fund's portfolio transactions. The Trustees noted that these reports showed that CWAM's execution capabilities were generally better than industry peers. The Trustees determined that CWAM's use of the Fund's "soft" commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefits from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Fund, and that the Fund benefitted from CWAM's receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM.

After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Trustees, including the Independent Trustees by separate vote, concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of the Fund. At the Board meeting held on June 7, 2016, the Trustees approved continuation of the Advisory Agreement through July 31, 2017.

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Wanger International 2016 Semiannual Report

Columbia Wanger Funds

Trustees

Laura M. Born, Chair of the Board
David J. Rudis, Vice Chair of the Board
Maureen M. Culhane
P. Zachary Egan
Margaret M. Eisen
Thomas M. Goldstein
John C. Heaton
Steven N. Kaplan
Charles R. Phillips
Ralph Wanger (Trustee Emeritus)

Officers

P. Zachary Egan
President

Alan G. Berkshire
Vice President

Michael G. Clarke
Assistant Treasurer

William J. Doyle
Vice President

David L. Frank
Vice President

Paul B. Goucher
Assistant Secretary

Fritz Kaegi
Vice President

John M. Kunka
Vice President, Treasurer and Principal Financial and Accounting Officer

Stephen Kusmierczak
Vice President

Joseph C. LaPalm
Vice President

Ryan C. Larrenaga
Assistant Secretary

Matthew A. Litfin
Vice President

Satoshi Matsunaga
Vice President

Thomas P. McGuire
Chief Compliance Officer

Louis J. Mendes
Vice President

Christopher J. Olson
Vice President

Julian Quero
Assistant Treasurer

Martha A. Skinner
Assistant Treasurer

Matthew S. Szafranski
Vice President

Andreas Waldburg-Wolfegg
Vice President

Linda K. Roth-Wiszowaty
Secretary

Investment Manager

Columbia Wanger Asset Management, LLC
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-888-4-WANGER
(1-888-492-6437)

Transfer Agent,
Dividend Disbursing Agent

Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, Massachusetts
02266-8081

Distributor

Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, Massachusetts
02110

Legal Counsel to the Funds

Perkins Coie LLP
Washington, DC

Legal Counsel to the Independent Trustees

Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Chicago, Illinois

This document contains Global Industry Classification Standard data. The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Columbia Wanger Asset Management, LLC ("CWAM"). Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

This report, including the schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust.

A description of the Fund's proxy voting policies and procedures and a copy of the Fund's voting record for the most recent 12-month period ended June 30 are available (i) on our website at investor.columbiathreadneedleus.com/disclosures/proxy-voting-report, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-492-6437.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Pubic Reference Room may be obtained by calling 800-SEC-0330. The Fund's complete portfolio holdings are disclosed at investor.columbiathreadneedleus.com approximately 30 to 40 days after each month-end.

COLUMBIA WANGER FUNDS

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.  C-1460 AK (8/16) 1571994

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA WANGER FUNDS

Managed by Columbia Wanger Asset Management, LLC

WANGER SELECT

Wanger Select

2016 Semiannual Report

2	A View on Brexit
3	Understanding Your Expenses
4	Performance Review
6	Statement of Investments
9	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
15	Board Approval of the Advisory Agreement

Columbia Wanger Asset Management, LLC (CWAM) is one of the leading global small- and mid-cap equity managers in the United States with over 45 years of small- and mid-cap investment experience. As of June 30, 2016, CWAM managed $17 billion in assets. CWAM is the investment manager to Wanger USA, Wanger International and Wanger Select (together, the Columbia Wanger Funds) and the Columbia Acorn Family of Funds.

An important note: Columbia Wanger Funds are available only through variable annuity contracts and variable life insurance policies issued by participating insurance companies or certain eligible retirement plans. Columbia Wanger Funds are not offered directly to the public and are not available in all contracts, policies or plans. Contact your financial advisor or insurance representative for more information. Columbia Wanger Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and are managed by CWAM.

Investors should carefully consider investment objectives, risks and expenses of the Fund before investing. For variable fund and variable contract prospectuses, which contain this and other important information, including the fees and expenses imposed under your contract, investors should contact their financial advisor or insurance representative. Read the prospectus for the Fund and your variable contract carefully before investing.

The views expressed in "A View on Brexit" and in the Performance Review reflect the current views of the respective authors. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Wanger Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Wanger Fund. References to specific company securities should not be construed as a recommendation or investment advice.

1

Wanger Select 2016 Semiannual Report

A View on Brexit

Global equity markets were caught on the back foot by the outcome of the UK referendum on continued European Union (EU) membership. The long-term political and economic implications of this decision are potentially vast and impossible to discern at this stage, not least because they will be shaped by how policymakers respond. As investors globally reprice risk and reposition portfolios in light of currency sensitivity and how they expect this outcome to bear differently on sectors, countries and companies, there will be mispricing opportunities. This is good for stock pickers and we expect to be active. We will be looking closely at how strong players in diverse industries might improve their competitive positions, as growth opportunities become more scarce and costs of capital among competitors more differentiated. We expect the relatively high balance sheet and business model quality of the stocks that we hold in the Columbia Wanger Funds to prove helpful in coming quarters because the risk premium has gone up, as evidenced by increased volatility, compressed multiples in some pockets of the market such as European banks, and sharp currency swings.

This political development is nonetheless clearly a negative one. The United Kingdom is the fifth largest economy in the world and the second largest within the EU. It has been a member of the European Economic Community (precursor to the EU) since 1973.i The UK exit raises uncertainties about global growth, heightens risk aversion, and it will preoccupy European policymakers at a time when they are already challenged by anemic growth, high unemployment, refugee immigration flows, and international and domestic security concerns.

While many market observers view the outcome of the referendum as a comment on, and existential threat to, the overall European integration project, it may, rather, reflect a larger process at work, namely increasing middle-class discontent with the perceived consequences of globalization in industrialized democracies. Rising populism and nativist resentments in Europe and the United States could be harbingers of future policy regimes that place less value on minimizing trade friction, and the mobility of capital and labor, all of which have contributed to global prosperity. The evolving framework for global trade and investment over the last 25 years has been an enormous engine of global growth. During this period, a substantial percentage of the world's population once living within largely economically isolated communist states was integrated into the modern global economy as producers and consumers. This has raised standards of living in emerging markets and reduced the cost of consumer goods in industrialized countries, while creating new and growing markets for the sort of technologically sophisticated exports that support high-paying jobs in industrialized countries.

The Columbia Wanger Funds have benefited meaningfully from these trends. With Brexit, the EU will lose its strongest advocate of economic liberalism, which has served as an important counterpoint to statist perspectives in Germany and France. At a minimum, it appears that domestic policies are poised to pivot toward the populist issue of economic inequality, which in Europe may manifest itself in a slowdown or reversal of structural reforms in EU labor markets, with negative consequences for productivity and, with it, standards of living. Fiscal tightening, where necessary, could be scaled back as a salve to populists, and it seems likely that industrialized countries will see increased constraints on immigration, even where demographically driven labor shortages exist.

While this could well be regarded as overall bad news for asset owners, opportunities will likely present themselves. For many years, the Columbia Wanger Funds have explored how factory automation is deployed to reduce labor costs or to replace labor altogether, trends which could be accelerated by a reduction in immigration. London will fight hard to retain its role as the center of European finance, but bank chiefs are already talking about decamping elsewhere, which could create opportunity in continental European real estate and construction. As corporate investment decision-making and household spending slow amidst the uncertainty, fiscal stimulus could be sought via public infrastructure projects, which would be good for constructors and suppliers of building materials. Public policy that increases labor's share of income would benefit consumer companies oriented to a lower middle class demographic. Other policy interventions could result in continued ultra-low interest rates, with implications for interest-rate sensitive businesses. In any case, it seems that earnings growth will continue to be a scarce factor in a low-growth world.

P. Zachary Egan
President and Global Chief Investment Officer
Columbia Wanger Asset Management, LLC

i  http://ukandeu.ac.uk/fact-figures/when-did-britain-decide-to-join-the-european-union/

2

Wanger Select 2016 Semiannual Report

Understanding Your Expenses

As a shareholder, you incur three types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees and other expenses for Wanger Select (the Fund). Lastly, there may be additional fees or charges imposed by the insurance company that sponsors your variable annuity and/or variable life insurance product. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund only and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during period ($)		Fund's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Wanger Select	1,000.00	1,000.00	998.00	1,020.98	3.87	3.92	0.78

* Expenses paid during the period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 366.

Had the investment manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced. See Note 4 to the Financial Statements (Unaudited).

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate account. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

3

Wanger Select 2016 Semiannual Report

Performance Review Wanger Select

David L. Frank Co-Portfolio Manager	Matthew S. Szafranski Co-Portfolio Manager

Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks, within a particular country, as well as to potential currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the Fund more vulnerable to unfavorable developments in the sector.

Wanger Select ended the semiannual period down 0.20%, underperforming the 7.93% gain of the Fund's primary benchmark, the S&P MidCap 400 Index. The Fund's growth-oriented portfolio struggled in an investment environment that favored value during much of the six-month period. We also saw a move toward more defensive areas of the market like utility and material stocks, which were top-performing sectors within the benchmark but are significant underweights in the Fund. Late in the period, the United Kingdom's vote to exit the European Union negatively impacted several Fund holdings with European exposure, detracting 1.5% from performance in this concentrated portfolio. On Page 2 of this report, you will find a letter from CWAM's global chief investment officer with additional thoughts on Brexit.

Looking at the Fund's biggest detractors for the six-month period, Wanger Select no longer has positions in eight of the 10 names. As a relatively new management team for the Fund, we actively refashioned holdings in the Fund during the period, adding 16 new names to the portfolio and selling 22 names. Bankrate, a provider of internet advertising for the insurance, credit card and banking markets, retraced 2015 gains, falling 33% in the first half of 2016 before we sold the stock on concerns around increased competition from Google. Blackhawk Network, a third-party distributor of prepaid content like gift cards, fell 26% and was also sold in the period. The company announced an earnings miss driven by changes at the retailer level that negatively impacted its business. Union Agriculture, a farmland operator in Uruguay, ended the period down 55%. We decided to exit the position.

As mentioned, the Fund owned stock in several U.S. companies that were hurt in the quarter by their exposure to Europe and the United Kingdom. Robert Half, a provider of temporary and permanent staffing, fell 18% on a deceleration of company growth and on Brexit worries, which accentuated the decline in this cyclical stock. Jones Lang LaSalle, a provider of commercial real estate services worldwide, fell 19% on concerns of a decline in commercial real estate transaction and leasing volumes in China. Following the Brexit vote, these concerns expanded to include the United Kingdom and Europe. Lazard, a provider of corporate advisory and asset management services, ended the half down 16%. The company's merger advisory services in Europe are expected to see sharp declines through the rest of 2016, and a strong dollar could negatively impact its asset management business in the near term. We do not believe that Brexit has diminished the long-term value of these companies, and the Fund continued to hold all three names at period end.

Leading contributors for the half-year period included Nordson, a manufacturer of dispensing systems for adhesives and coatings, which gained 30%. After experiencing lackluster sales in 2015 like many industrials dependent on overseas revenues, Nordson returned to growth in the first half of 2016, benefiting from launches in new technology like mobile phones that utilize the company's cutting edge dispensing and testing technologies. Pizza franchisor Papa John's International gained 23%, as the company proved its ability to drive solid earnings in a promotional pizza environment. EdR, a provider of student housing, outstripped even the stout returns of real estate investment trusts (REITs) in a yield-hungry environment by continuing to show strong momentum in its development pipeline. Up 24% for the half year, the company continues to have success signing up universities to build and operate on-campus living facilities. Align Technology, the manufacturer behind the Invisalign system used to straighten teeth, gained 21% for the period. The company is taking market share away from traditional braces, and its 2015 sales force realignment and launch of a new digital scanner also helped drive an acceleration in product use.

Fund performance also benefited from our participation in the April 15 initial public offering of Bats Global Markets, a diversified financial company. The company offered strong results for the first quarter of the year, driving a 20% gain in the stock. We sold the Fund's position to capture the gains.

While we are disappointed with the Fund's underperformance in the first half of the year, we believe it is important to remember that in a concentrated portfolio like Wanger Select's returns will fluctuate. As we've reshaped the Fund's portfolio during the period, we have moved away from owning more speculative names and have focused on creating a portfolio of our analyst team's current top ideas. At June 30, the Fund held 34 names, nearly half of which were added to the portfolio in the first six months of the year. The Fund's tilt toward the consumer discretionary and industrial sectors continues. Most importantly, we have refocused on durable, growth-at-a-reasonable price businesses that we believe will outperform over time.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

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Wanger Select 2016 Semiannual Report

Growth of a $10,000 Investment in Wanger Select
February 1, 1999 (inception date) through June 30, 2016

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. For most recent month-end performance updates, please visit investor.columbiathreadneedleus.com.

This graph compares the results of $10,000 invested in Wanger Select on February 1, 1999 (the date the Fund began operations) through June 30, 2016, to the S&P MidCap 400 Index, with dividends and capital gains reinvested. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index.

Top 10 Holdings

As a percentage of net assets, as of 6/30/16

1. LKQ Alternative Auto Parts Distribution	5.2%
2. Align Technology Invisalign System to Correct Malocclusion (Crooked Teeth)	4.4
3. SVB Financial Group Bank to Venture Capitalists	4.3
4. HRG Group Holding Company	4.1
5. Amerco North American Moving & Storage	4.1
6. HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	4.1
7. Papa John's International Franchisor of Pizza Restaurants	3.9
8. Crown Castle International Communications Towers	3.7
9. EdR Student Housing	3.7
10. Nordson Dispensing Systems for Adhesives & Coatings	3.6

Top holdings exclude short-term holdings and cash, if applicable.

Top 5 Industries

As a percentage of net assets, as of 6/30/16

Consumer Discretionary	24.7%
Industrials	22.7
Financials	19.4
Health Care	15.6
Information Technology	7.1

Results as of June 30, 2016

	2nd quarter*	Year to date*	1 year	5 years	10 years
Wanger Select	-0.45%	-0.20%	-5.57%	6.43%	6.06%
S&P MidCap 400 Index	3.99	7.93	1.33	10.55	8.55

NAV as of 6/30/16: $16.85

* Not annualized.

Performance numbers reflect all Fund expenses but do not include any fees and expenses imposed under your variable annuity contract or life insurance policy or qualified pension or retirement plan. If performance numbers included the effect of these additional charges, they would be lower.

The Fund's annual operating expense ratio of 0.76% is stated in the Fund's prospectus dated May 1, 2016, and differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and/or expense reimbursements as well as different time periods used in calculating the ratios.

All results shown assume reinvestment of distributions.

The S&P MidCap 400 Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. Indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings.

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Wanger Select 2016 Semiannual Report

Wanger Select

Statement of Investments (Unaudited), June 30, 2016

Number of Shares		Value
	Equities – 96.1%
	Consumer Discretionary – 24.7%
	Hotels, Restaurants & Leisure – 7.2%
70,700	Papa John's International Franchisor of Pizza Restaurants	$4,807,600
29,445	Vail Resorts Ski Resort Operator & Developer	4,070,182
		8,877,782
	Distributors – 5.2%
201,870	LKQ (a) Alternative Auto Parts Distribution	6,399,279
	Media – 3.8%
139,300	Liberty Global Series A (a) Cable TV Franchises Outside of the United States	4,048,058
17,381	Liberty Global Latin America Group (a) Cable TV & Broadband in Latin America	560,689
		4,608,747
	Textiles, Apparel & Luxury Goods – 2.9%
144,000	Hanesbrands Apparel Wholesaler	3,618,720
	Household Durables – 2.4%
85,300	iRobot (a) Home Robots (Vacuums, Pool Cleaners) & Battlefield Reconnaissance Robots	2,992,324
	Internet & Catalog Retail – 2.0%
110,700	Liberty TripAdvisor Holdings Class A (a) Holding Company for Trip Advisor	2,422,116
	Specialty Retail – 1.2%
39,937	Cato Women's Apparel Retailing, Focusing on Private Labels & Low Prices	1,506,424
	Total Consumer Discretionary	30,425,392
	Industrials – 22.7%
	Machinery – 9.0%
53,188	Nordson Dispensing Systems for Adhesives & Coatings	4,447,049
32,500	Middleby (a) Manufacturer of Cooking Equipment	3,745,625
42,000	Wabtec Freight & Transit Component Supplier	2,949,660
		11,142,334
Number of Shares		Value
	Road & Rail – 7.5%
13,500	Amerco North American Moving & Storage	$5,056,425
52,000	JB Hunt Transport Services Truck & Intermodal Carrier	4,208,360
		9,264,785
	Electrical Equipment – 3.1%
108,240	Generac (a) Standby Power Generators	3,784,070
	Professional Services – 3.1%
98,540	Robert Half International Temporary & Permanent Staffing in Finance, Accounting & Other Professions	3,760,286
	Total Industrials	27,951,475
	Financials – 19.4%
	Real Estate Investment Trusts (REITs) – 8.6%
45,565	Crown Castle International Communications Towers	4,621,658
98,277	EdR Student Housing	4,534,501
14,770	Extra Space Storage Self Storage Facilities	1,366,816
		10,522,975
	Capital Markets – 4.3%
95,000	Lazard Corporate Advisory & Asset Management	2,829,100
71,160	Eaton Vance Specialty Mutual Funds	2,514,794
		5,343,894
	Banks – 4.3%
55,800	SVB Financial Group (a) Bank to Venture Capitalists	5,309,928
	Real Estate Management & Development – 2.2%
27,600	Jones Lang LaSalle Real Estate Services	2,689,620
	Total Financials	23,866,417

See accompanying notes to financial statements.
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Wanger Select 2016 Semiannual Report

Wanger Select

Statement of Investments (Unaudited), June 30, 2016

Number of Shares		Value
	Health Care – 15.6%
	Health Care Equipment & Supplies – 5.8%
66,942	Align Technology (a) Invisalign System to Correct Malocclusion (Crooked Teeth)	$5,392,178
34,407	LivaNova (a) Neuromodulation & Cardiac Devices	1,728,264
		7,120,442
	Health Care Providers & Services – 4.1%
129,300	HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	5,019,426
	Life Sciences Tools & Services – 3.2%
137,400	VWR (a) Distributor of Lab Supplies	3,970,860
	Biotechnology – 2.5%
88,690	Cepheid (a) Molecular Diagnostics	2,727,218
8,895	Ultragenyx Pharmaceutical (a) Biotech Focused on "Ultra-Orphan" Drugs	435,054
		3,162,272
	Total Health Care	19,273,000
	Information Technology – 7.1%
	Software – 4.9%
41,190	Ansys (a) Simulation Software for Engineers & Designers	3,737,993
10,660	Ultimate Software (a) Human Capital Management Systems	2,241,691
		5,979,684
	Internet Software & Services – 2.2%
45,000	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	2,727,000
	Total Information Technology	8,706,684
	Consumer Staples – 4.1%
	Household Products – 4.1%
369,000	HRG Group (a) Holding Company	5,066,370
	Total Consumer Staples	5,066,370
Number of Shares		Value
	Materials – 2.5%
	Chemicals – 2.5%
117,876	Axalta Coating Systems (a) Global Manufacturer of High Performance Coatings	$3,127,250
	Total Materials	3,127,250
Total Equities (Cost: $107,083,742) – 96.1%		118,416,588
Short-Term Investments – 5.1%
$6,291,332	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.29%)	6,291,332
Total Short-Term Investments (Cost: $6,291,332) – 5.1%		6,291,332
Total Investments (Cost: $113,375,074)(b) – 101.2%		124,707,920
Cash and Other Assets Less Liabilities – (1.2)%		(1,421,946)
Net Assets – 100.0%		$123,285,974

Notes to Statement of Investments

(a)  Non-income producing security.

(b)  At June 30, 2016, for federal income tax purposes, the cost of investments was approximately $113,375,074 and net unrealized appreciation was $11,332,846 consisting of gross unrealized appreciation of $15,476,352 and gross unrealized depreciation of $4,143,506.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See accompanying notes to financial statements.
7

Wanger Select 2016 Semiannual Report

Wanger Select

Statement of Investments (Unaudited), June 30, 2016

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM's Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  The Committee is responsible for applying the Trust's Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund's investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund's securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of June 30, 2016, in valuing the Fund's assets:

Investment Type	Other Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Discretionary	$30,425,392	$—	$—	$30,425,392
Industrials	27,951,475	—	—	27,951,475
Financials	23,866,417	—	—	23,866,417
Health Care	19,273,000	—	—	19,273,000
Information Technology	8,706,684	—	—	8,706,684
Consumer Staples	5,066,370	—	—	5,066,370
Materials	3,127,250	—	—	3,127,250
Total Equities	118,416,588	—	—	118,416,588
Total Short-Term Investments	6,291,332	—	—	6,291,332
Total Investments	$124,707,920	$—	$—	$124,707,920

There were no transfers of financial assets between levels during the period.

See accompanying notes to financial statements.
8

Wanger Select 2016 Semiannual Report

Statement of Assets and Liabilities
June 30, 2016 (Unaudited)

Assets:
Investments, at cost	$113,375,074
Investments, at value	$124,707,920
Receivable for:
Fund shares sold	71,218
Securities lending income	4
Dividends	61,180
Prepaid expenses	7,941
Total Assets	124,848,263
Liabilities:
Payable for:
Investments purchased	1,108,615
Fund shares redeemed	357,434
Investment advisory fee	2,003
Administration fee	167
Transfer agent fee	1
Trustees' fees	47,493
Custody fee	2,106
Reports to shareholders	27,867
Other liabilities	16,603
Total Liabilities	1,562,289
Net Assets	$123,285,974
Composition of Net Assets:
Paid-in capital	$102,691,047
Undistributed net investment income	133,613
Accumulated net realized gain	9,128,468
Net unrealized appreciation (depreciation) on:
Investments	11,332,846
Net Assets	$123,285,974
Fund Shares Outstanding	7,315,388
Net asset value, offering price and redemption price per share	$16.85

Statement of Operations
For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net foreign taxes withheld of $1,890)	$660,255
Income from securities lending – net	1,913
Total Investment Income	662,168
Expenses:
Investment advisory fee	499,949
Transfer agent fees	115
Administration fee	31,247
Trustees' fees	6,228
Custody fees	3,534
Reports to shareholders	24,083
Audit fees	14,213
Legal fees	12,996
Chief compliance officer expenses	5,640
Commitment fee for line of credit (Note 5)	2,557
Other expenses	9,195
Total Expenses	609,757
Less advisory fee waiver	(124,987)
Net Expenses	484,770
Net Investment Income	177,398
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	9,282,423
Foreign currency translations	(531)
Net realized gain	9,281,892
Net change in unrealized appreciation (depreciation) on:
Investments	(10,015,115)
Foreign currency translations	(245)
Net change in unrealized depreciation	(10,015,360)
Net realized and unrealized loss	(733,468)
Net Decrease in Net Assets from Operations	$(556,070)

See accompanying notes to financial statements.
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Wanger Select 2016 Semiannual Report

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2016	Year Ended December 31, 2015
Operations:
Net investment income (loss)	$177,398	$(90,805)
Net realized gain (loss) on:
Investments	9,282,423	39,599,660
Foreign currency translations	(531)	(933)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,015,115)	(38,165,496)
Foreign currency translations	(245)	245
Net Increase (Decrease) in Net Assets from Operations	(556,070)	1,342,671
Distributions to Shareholders From:
Net investment income	—	(17,514)
Net realized gains	(39,392,500)	(46,251,052)
Total Distributions to Shareholders	(39,392,500)	(46,268,566)
Share Transactions:
Subscriptions	1,162,243	2,861,649
Distributions reinvested	39,392,500	46,268,566
Redemptions	(13,161,025)	(60,010,018)
Net Increase (Decrease) from Share Transactions	27,393,718	(10,879,803)
Total Decrease in Net Assets	(12,554,852)	(55,805,698)
Net Assets:
Beginning of period	135,840,826	191,646,524
End of period	$123,285,974	$135,840,826
Undistributed (Overdistributed) net investment income	$133,613	$(43,785)

See accompanying notes to financial statements.
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Wanger Select 2016 Semiannual Report

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	(Unaudited)
	Six Months Ended June 30,		Year Ended December 31,
Selected data for a share outstanding throughout each period	2016		2015		2014		2013	2012		2011
Net Asset Value, Beginning of Period	$24.18		$32.99		$36.41		$27.54	$23.35		$28.99
Income from Investment Operations:
Net investment income (loss)	0.03		(0.02)		(0.07)		(0.05)	0.16		(0.06)
Net realized and unrealized gain (loss)	0.20	(a)	0.69		1.07		9.46	4.15		(4.99)
Total from Investment Operations	0.23		0.67		1.00		9.41	4.31		(5.05)
Less Distributions to Shareholders:
Net investment income	—		(0.00	)(b)	—		(0.09)	(0.12)		(0.59)
Net realized gains	(7.56)		(9.48)		(4.42)		(0.45)	—		—
Total Distributions to Shareholders	(7.56)		(9.48)		(4.42)		(0.54)	(0.12)		(0.59)
Net Asset Value, End of Period	$16.85		$24.18		$32.99		$36.41	$27.54		$23.35
Total Return	(0.20	)%(c)	0.26	%(c)	3.17%		34.58%	18.46%		(17.68)%
Ratios to Average Net Assets/Supplemental Data:
Total gross expenses (d)	0.98	%(e)	0.98%		0.93	%(f)	0.93%	0.92%		0.93%
Total net expenses (d)	0.78	%(e)	0.85%		0.93	%(f)	0.93%	0.91	%(g)	0.93	%(g)
Net investment income (loss)	0.28	%(e)	(0.06)%		(0.20)%		(0.15)%	0.60%		(0.24)%
Portfolio turnover rate	62%		59%		18%		24%	20%		23%
Net assets, end of period (000s)	$123,286		$135,841		$191,647		$257,911	$235,155		$242,543

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  Rounds to zero.

(c)  Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

See accompanying notes to financial statements.
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Wanger Select 2016 Semiannual Report

Notes to Financial Statements (Unaudited)

1.  Nature of Operations

Wanger Select (the Fund), a series of Wanger Advisors Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding participating variable annuity contracts and variable life insurance policies and may also be offered directly to certain qualified pension and retirement plans.

2.  Summary of Significant Accounting Policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees (the Board). A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Exchange traded funds (ETFs) are valued at their closing net asset value as reported on the applicable exchange. A security for which there is no reported sale on the valuation date is valued at the mean of the latest bid and ask quotations.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

The Trust has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.

Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.

Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.

The Fund may receive distributions from holdings in equity securities, ETFs, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (the Exchange) on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities lending

The Fund may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers and other financial institutions to earn additional income. The Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Fund also receives a fee for the loan. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to each Fund on the next business day. The Fund has elected to invest the cash collateral in the Dreyfus Government Cash Management Fund. The income earned from the securities lending program is paid to the Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Fund's lending agent, and borrower rebates. The Fund's investment manager, Columbia Wanger Asset Management, LLC (CWAM), does not retain any fees earned by the lending program. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of loss with respect to the investment of collateral. The net lending income earned by the Fund as of June 30, 2016, is included in the Statement of Operations. There were no securities on loan on June 30, 2016.

Federal income taxes

The Fund has complied with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distributes substantially all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

12

Wanger Select 2016 Semiannual Report

Notes to Financial Statements, continued (Unaudited)

Foreign capital gains taxes

Gains in certain countries may be subject to foreign taxes at the fund level. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date.

Indemnification

In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also under the Trust's organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

4.  Transactions with Affiliates

CWAM is a wholly owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund's business affairs.

CWAM receives a monthly advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.80%
$500 million and over	0.78%

Through April 30, 2017, CWAM has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund. When determining whether the Fund's total expenses exceed the contractual expense cap described below, the Fund's net advisory fee, reflecting application of the 0.20% waiver, will be used to calculate the Fund's total expenses. This arrangement may be modified or amended with approval from the Fund and CWAM.

For the six months ended June 30, 2016, the annualized effective investment advisory fee rate, net of fee waivers, was 0.60% of the Fund's average daily net assets.

Through April 30, 2017, CWAM has contractually agreed to bear a portion of the Fund's expenses so that its ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.35% of the Fund's average daily net assets. This expense arrangement may only be modified or amended with approval from the Fund and CWAM. For the six months ended June 30, 2016, the Fund was not reimbursed any expenses by CWAM.

CWAM provides administrative services and receives an administration fee from the Fund at the following annual rates:

Wanger Advisors Trust Aggregate Average Daily Net Assets of the Trust	Annual Fee Rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

For the six months ended June 30, 2016, the annualized effective administration fee rate was 0.05% of the Fund's average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Fund.

Columbia Management Investment Distributors, Inc. (CMID), a wholly owned subsidiary of Ameriprise Financial, serves as the Fund's distributor and principal underwriter.

Columbia Management Investment Services Corp. (CMIS), a wholly owned subsidiary of Ameriprise Financial, is the transfer agent to the Fund. For its services, the Fund pays CMIS a monthly fee at the annual rate of $21.00 per open account. CMIS also receives reimbursement from the Fund for certain out-of-pocket expenses.

Certain officers and trustees of the Trust are also officers of CWAM. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM.

The Board has appointed a Chief Compliance Officer of the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of certain of the expenses associated with the office of the Chief Compliance Officer.

The Trust offers a deferred compensation plan for its independent trustees. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Class Z shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the deferred compensation plan are payable in accordance with the plan.

For the six months ended June 30, 2016, the Fund engaged in sales transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $289,799. The sale transactions resulted in a net realized loss of $999,007.

5.  Borrowing Arrangements

During the period January 1, 2016 through April 28, 2016, the Trust participated in a revolving credit facility in the amount of $400 million with a syndicate of banks led by JPMorgan Chase Bank, N.A., along with Columbia Acorn Trust, another trust managed by CWAM. Effective April 28, 2016, the credit facility was renewed in the amount of $200 million with a syndicate of banks led by JPMorgan Chase Bank, N.A. Under each facility, interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds Rate plus 1.00%. In addition, a commitment fee of 0.08% (before April 28, 2016) and 0.15% (after April 28, 2016) per annum of the unutilized line of credit is accrued and apportioned among the participating Funds based on their relative net assets. The commitment fee is disclosed as a part of "Other expenses" in the Statement of Operations. The Trust

13

Wanger Select 2016 Semiannual Report

Notes to Financial Statements, continued (Unaudited)

expects to renew this line of credit for one year durations each April at then current market rates and terms.

No amounts were borrowed for the benefit of the Fund under the line of credit during the six months ended June 30, 2016.

6.  Fund Share Transactions

Proceeds and payments on Fund shares as shown in the Statement of Changes in Net Assets are in respect of the following numbers of shares:

	(Unaudited) Six Months Ended June 30, 2016	Year Ended December 31, 2015
Shares sold	51,847	107,262
Shares issued in reinvestment of dividend distributions	2,252,287	1,795,481
Less shares redeemed	(607,771)	(2,093,759)
Net increase (decrease) in shares outstanding	1,696,363	(191,016)

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2016, were $75,833,962 and $85,805,406, respectively. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

8.  Shareholder Concentration

At June 30, 2016, two unaffiliated shareholder accounts owned 89.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

9.  Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

10.  Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

14

Wanger Select 2016 Semiannual Report

Board Approval of the Advisory Agreement

Wanger Advisors Trust (the "Trust") has an investment advisory agreement (the "Advisory Agreement") with Columbia Wanger Asset Management, LLC ("CWAM") under which CWAM manages Wanger Select (the "Fund"). More than 75% of the trustees of the Trust (the "Trustees") are persons who have no direct or indirect interest in the Advisory Agreement and are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust (the "Independent Trustees"). The Trustees oversee the management of the Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for the Fund.

The Contract Committee (the "Contract Committee") of the Board of Trustees (the "Board"), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board's Investment Performance Analysis Committee (the "Performance Committee")), and receives monthly reports from CWAM on the performance of the Fund.

In connection with their most recent consideration of the Advisory Agreement for the Fund, the Contract Committee and all Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC ("Columbia Management") and the parent of CWAM and Columbia Management, Ameriprise Financial, Inc. ("Ameriprise") in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.

During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. The Contract Committee also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee convened formally on seven separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met on other occasions to receive the Contract Committee's status reports, receive presentations from CWAM, Columbia Management and Ameriprise representatives, and/or to discuss outstanding issues. In addition, the Performance Committee, also comprised exclusively of Independent Trustees, reviewed the performance of the Fund, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Compliance Committee of the Board (the "Compliance Committee") serves on the Contract Committee and made available relevant information with respect to matters within the realm of its oversight responsibilities.

The materials reviewed by the Contract Committee and the Trustees included, among other items, (i) information on the investment performance of the Fund relative to independently selected peer groups of funds and the Fund's performance benchmark(s) over various time periods, as presented and analyzed by independent consultants, (ii) information on the Fund's advisory fees and other expenses, including information comparing the Fund's fees and expenses to those of peer groups of funds and information about any applicable expense limitations and fee breakpoints, (iii) data on sales and redemptions of Fund shares, and (iv) information on the profitability to CWAM and Ameriprise, as well as potential "fall-out" or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Fund. The Contract Committee and the Trustees also considered other information such as (i) CWAM's financial condition, (ii) the Fund's investment objective and strategy, (iii) the size, education and experience of CWAM's investment staff and its use of technology, external research and trading cost measurement tools and level of resources devoted to the Fund, (iv) the portfolio manager compensation framework, (v) the allocation of the Fund's brokerage, and the use of "soft" commission dollars to pay for research products and services, (vi) CWAM's risk management program, (vii) the resources devoted to, and the record of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures, and (viii) CWAM's and its affiliates' conflicts of interest.

At a meeting held on June 7, 2016, the Board considered and unanimously approved the continuation of the Advisory Agreement. In considering the continuation of the Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Trustees' determination to approve the continuation of the Advisory Agreement are discussed below.

Nature, quality and extent of services. The Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement, taking into account the investment objective and strategy of the Fund, its shareholder base, and knowledge gained from meetings with management, which were held on at least a quarterly basis. In addition, the Trustees reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Fund. The Trustees also considered other services provided to the Fund by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Fund's investment restrictions; producing shareholder reports; providing support services for the Board and committees of the Board; managing the Fund's securities lending program; communicating with shareholders; serving as the Fund's administrator; and overseeing the activities of the Fund's other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. The Trustees also noted the quality of CWAM's compliance record.

The Trustees took into account the extensive process changes made by CWAM in the past year to improve Fund performance, including but not limited to: the hiring of a new director of research (U.S.); the addition of more systematic and quantitative tools and risk-based analysis into the portfolio management process; the significant reduction in the number of Fund holdings in 2015 and increased concentration of the portfolio in fewer high conviction names; and certain other portfolio manager and analyst changes.

The Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement were appropriate for the Fund and that the Fund was likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM currently had sufficient personnel, with appropriate education and experience, to serve the Fund effectively, and that the firm had demonstrated its continuing ability to attract and retain well-qualified personnel. The Trustees also considered that Ameriprise had previously committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to resources to continue hiring additional analysts and other investment and operational personnel. Based on these changes and assurances, the Trustees believed that CWAM would have sufficient resources to attract and retain personnel as necessary to improve performance.

Performance of the Fund. The Trustees received and considered detailed performance information at various meetings of the Board, the Contract Committee and the Performance Committee throughout the year. They reviewed information comparing the Fund's performance with that of its benchmark(s) and with the performance of comparable funds and peer groups as identified by independent consultants Broadridge Financial Solutions, Inc. ("Broadridge") and Morningstar, Inc. ("Morningstar") taking into account that each service had a different methodology for calculating the Fund's total returns. The Trustees evaluated the performance and risk characteristics of the Fund over various time periods, including over the one-, three- and five-year periods ended December 31, 2015. The Trustees also considered peer performance rankings for similar time periods, although they generally focused on more recent performance in order to evaluate CWAM's remediation efforts.

The Trustees considered that the Fund had outperformed its Morningstar peer group median over the one-year period ended December 31, 2015 and had performed at or slightly under its Morningstar and Broadridge peer group medians for the three-year period but continued to lag peers for the five-year period. The Trustees

15

Wanger Select 2016 Semiannual Report

Board Approval of the Advisory Agreement, continued

considered that CWAM had taken steps to reduce risk and volatility in the Fund's portfolio and made the personnel and other changes described above in order to improve performance. The Trustees believed that CWAM was devoting appropriate resources to the Fund's performance.

The Trustees concluded that CWAM had taken and continued to take a number of corrective steps to improve performance of the Fund, although it would take some time to determine their effectiveness, and that the Performance Committee was monitoring the Fund's performance closely. In addition the Trustees considered that the Chief Investment Officer (the "CIO") of CWAM had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps being taken to improve Fund performance, and that members of the Contract Committee had met separately with the CIO on multiple occasions to discuss the Fund. The Trustees also took into account that the new director of research (U.S.) had met several times with the Contract Committee and the Performance Committee to review the changes made to the Fund's investment process to improve performance.

The Trustees also took into consideration the Fund's performance versus its current benchmark as reported by both Morningstar and Broadridge, noting that each service calculated the Fund's total return using a different methodology with varying results.

Costs of Services and Profits Realized by CWAM. At various Committee and Board meetings, the Trustees examined detailed information on the fees and expenses of the Fund in comparison to information for comparable funds provided by Broadridge and Morningstar. The Trustees noted that the Fund's net expenses were lower than the median of the Morningstar peer group, but approximately equal to the median of the Broadridge peer group. The Trustees also took into account that the actual advisory fees paid by the Fund were lower than the median of the Broadridge peer group, but slightly higher than the median of the Morningstar peer group. The Trustees considered that CWAM had contractually waived 20 basis points of its advisory fee for the years ended April 30, 2016 and April 30, 2017.

The Trustees also reviewed the advisory fee rates charged by CWAM for managing other investment companies, sub-advised funds and other institutional separate accounts, as detailed in materials provided to the Contract Committee by CWAM. The Trustees noted that the Fund's advisory fees were generally comparable to Columbia Acorn Select's advisory fees at the same asset levels. The Trustees also examined CWAM's institutional separate account fees for parallel investment strategies and determined that institutional account advisory fees tended to be lower than the Fund. The Trustees considered the information provided by CWAM regarding its performance of significant additional services for the Fund that it does not provide to sub-advised funds or non-mutual fund clients, including administrative and fund accounting services, oversight of the Fund's other service providers, Trustee support, regulatory compliance and numerous other services, and that, in servicing the Fund, CWAM assumes many legal and business risks that it does not assume in servicing many of its non-fund clients.

The Trustees reviewed the analysis of the historic profitability of CWAM in serving as the Fund's investment manager and of CWAM and its affiliates in their relationships with the Fund. The Contract Committee and Trustees met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and Fund-by-Fund basis. The Trustees also reviewed the methodology used by CWAM and Ameriprise in determining compensation payable to portfolio managers and the competitive market for investment management talent. The Trustees were also provided with profitability information from third-party consultant Strategic Insight, which compared CWAM's profitability to other similar investment managers in the mutual fund industry. The Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Trustees evaluated CWAM's profitability in light of the additional resources that had been, and would continue to be, provided to it by Ameriprise to assist in improving performance.

Economies of Scale. At various Committee and Board meetings and other informal meetings, the Trustees considered information about the extent to which CWAM realizes economies of scale in connection with an increase in Fund assets. The Trustees noted that the advisory fee schedule for the Fund includes breakpoints in the rate of fees at various asset levels. The Trustees concluded that the fee structure of the Advisory Agreement for the Fund reflected a sharing of economies of scale between CWAM and the Fund.

Other Benefits to CWAM. The Trustees also reviewed benefits that accrue to CWAM and its affiliates from their relationships with the Fund, based upon information provided to them by Ameriprise. They noted that the Fund's transfer agency services are performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which receives compensation from the Fund for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc. ("CMID"), serves as the Fund's distributor under an underwriting agreement but receives no fees for its services to the Fund. In addition, Columbia Management provides sub-administration services to the Fund. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.

The Trustees considered other ways that the Fund and CWAM may potentially benefit from their relationship with each other. For example, the Trustees considered CWAM's use of commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of CWAM. They noted that the Compliance Committee reviewed CWAM's annual "soft dollar" report during the year and met with representatives from CWAM to review CWAM's soft dollar spending. The Trustees also considered that the Compliance Committee regularly reviewed third-party prepared reports that evaluated the quality of CWAM's execution of the Fund's portfolio transactions. The Trustees noted that these reports showed that CWAM's execution capabilities were generally better than industry peers. The Trustees determined that CWAM's use of the Fund's "soft" commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefits from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Fund, and that the Fund benefitted from CWAM's receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM.

After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Trustees, including the Independent Trustees by separate vote, concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of the Fund. At the Board meeting held on June 7, 2016, the Trustees approved continuation of the Advisory Agreement through July 31, 2017.

16

Wanger Select 2016 Semiannual Report

Columbia Wanger Funds

Trustees

Laura M. Born, Chair of the Board
David J. Rudis, Vice Chair of the Board
Maureen M. Culhane
P. Zachary Egan
Margaret M. Eisen
Thomas M. Goldstein
John C. Heaton
Steven N. Kaplan
Charles R. Phillips
Ralph Wanger (Trustee Emeritus)

Officers

P. Zachary Egan
President

Alan G. Berkshire
Vice President

Michael G. Clarke
Assistant Treasurer

William J. Doyle
Vice President

David L. Frank
Vice President

Paul B. Goucher
Assistant Secretary

Fritz Kaegi
Vice President

John M. Kunka
Vice President, Treasurer and Principal Financial and Accounting Officer

Stephen Kusmierczak
Vice President

Joseph C. LaPalm
Vice President

Ryan C. Larrenaga
Assistant Secretary

Matthew A. Litfin
Vice President

Satoshi Matsunaga
Vice President

Thomas P. McGuire
Chief Compliance Officer

Louis J. Mendes
Vice President

Christopher J. Olson
Vice President

Julian Quero
Assistant Treasurer

Martha A. Skinner
Assistant Treasurer

Matthew S. Szafranski
Vice President

Andreas Waldburg-Wolfegg
Vice President

Linda K. Roth-Wiszowaty
Secretary

Investment Manager

Columbia Wanger Asset Management, LLC
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-888-4-WANGER
(1-888-492-6437)

Transfer Agent,
Dividend Disbursing Agent

Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, Massachusetts
02266-8081

Distributor

Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, Massachusetts
02110

Legal Counsel to the Funds

Perkins Coie LLP
Washington, DC

Legal Counsel to the Independent Trustees

Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Chicago, Illinois

This document contains Global Industry Classification Standard data. The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Columbia Wanger Asset Management, LLC ("CWAM"). Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

This report, including the schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust.

A description of the Fund's proxy voting policies and procedures and a copy of the Fund's voting record for the most recent 12-month period ended June 30 are available (i) on our website, at investor.columbiathreadneedleus.com/disclosures/proxy-voting-report, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-492-6437.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Pubic Reference Room may be obtained by calling 800-SEC-0330. The Fund's complete portfolio holdings are disclosed at investor.columbiathreadneedleus.com. approximately 30 to 40 days after each month-end.

COLUMBIA WANGER FUNDS

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.  C-1461 AK (8/16) 1572009

SEMIANNUAL REPORT

June 30, 2016

COLUMBIA WANGER FUNDS

Managed by Columbia Wanger Asset Management, LLC

WANGER USA

Wanger USA

2016 Semiannual Report

2	A View on Brexit
3	Understanding Your Expenses
4	Performance Review
6	Statement of Investments
12	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
18	Board Approval of the Advisory Agreement

Columbia Wanger Asset Management, LLC (CWAM) is one of the leading global small- and mid-cap equity managers in the United States with over 45 years of small- and mid-cap investment experience. As of June 30, 2016, CWAM managed $17 billion in assets. CWAM is the investment manager to Wanger USA, Wanger International and Wanger Select (together, the Columbia Wanger Funds) and the Columbia Acorn Family of Funds.

An important note: Columbia Wanger Funds are available only through variable annuity contracts and variable life insurance policies issued by participating insurance companies or certain eligible retirement plans. Columbia Wanger Funds are not offered directly to the public and are not available in all contracts, policies or plans. Contact your financial advisor or insurance representative for more information. Columbia Wanger Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and are managed by CWAM.

Investors should carefully consider investment objectives, risks and expenses of the Fund before investing. For variable fund and variable contract prospectuses, which contain this and other important information, including the fees and expenses imposed under your contract, investors should contact their financial advisor or insurance representative. Read the prospectus for the Fund and your variable contract carefully before investing.

The views expressed in "A View on Brexit" and in the Performance Review reflect the current views of the respective authors. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Wanger Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Wanger Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Wanger USA 2016 Semiannual Report

A View on Brexit

Global equity markets were caught on the back foot by the outcome of the UK referendum on continued European Union (EU) membership. The long-term political and economic implications of this decision are potentially vast and impossible to discern at this stage, not least because they will be shaped by how policymakers respond. As investors globally reprice risk and reposition portfolios in light of currency sensitivity and how they expect this outcome to bear differently on sectors, countries and companies, there will be mispricing opportunities. This is good for stock pickers and we expect to be active. We will be looking closely at how strong players in diverse industries might improve their competitive positions, as growth opportunities become more scarce and costs of capital among competitors more differentiated. We expect the relatively high balance sheet and business model quality of the stocks that we hold in the Columbia Wanger Funds to prove helpful in coming quarters because the risk premium has gone up, as evidenced by increased volatility, compressed multiples in some pockets of the market such as European banks, and sharp currency swings.

This political development is nonetheless clearly a negative one. The United Kingdom is the fifth largest economy in the world and the second largest within the EU. It has been a member of the European Economic Community (precursor to the EU) since 1973.i The UK exit raises uncertainties about global growth, heightens risk aversion, and it will preoccupy European policymakers at a time when they are already challenged by anemic growth, high unemployment, refugee immigration flows, and international and domestic security concerns.

While many market observers view the outcome of the referendum as a comment on, and existential threat to, the overall European integration project, it may, rather, reflect a larger process at work, namely increasing middle-class discontent with the perceived consequences of globalization in industrialized democracies. Rising populism and nativist resentments in Europe and the United States could be harbingers of future policy regimes that place less value on minimizing trade friction, and the mobility of capital and labor, all of which have contributed to global prosperity. The evolving framework for global trade and investment over the last 25 years has been an enormous engine of global growth. During this period, a substantial percentage of the world's population once living within largely economically isolated communist states was integrated into the modern global economy as producers and consumers. This has raised standards of living in emerging markets and reduced the cost of consumer goods in industrialized countries, while creating new and growing markets for the sort of technologically sophisticated exports that support high-paying jobs in industrialized countries.

The Columbia Wanger Funds have benefited meaningfully from these trends. With Brexit, the EU will lose its strongest advocate of economic liberalism, which has served as an important counterpoint to statist perspectives in Germany and France. At a minimum, it appears that domestic policies are poised to pivot toward the populist issue of economic inequality, which in Europe may manifest itself in a slowdown or reversal of structural reforms in EU labor markets, with negative consequences for productivity and, with it, standards of living. Fiscal tightening, where necessary, could be scaled back as a salve to populists, and it seems likely that industrialized countries will see increased constraints on immigration, even where demographically driven labor shortages exist.

While this could well be regarded as overall bad news for asset owners, opportunities will likely present themselves. For many years, the Columbia Wanger Funds have explored how factory automation is deployed to reduce labor costs or to replace labor altogether, trends which could be accelerated by a reduction in immigration. London will fight hard to retain its role as the center of European finance, but bank chiefs are already talking about decamping elsewhere, which could create opportunity in continental European real estate and construction. As corporate investment decision-making and household spending slow amidst the uncertainty, fiscal stimulus could be sought via public infrastructure projects, which would be good for constructors and suppliers of building materials. Public policy that increases labor's share of income would benefit consumer companies oriented to a lower middle class demographic. Other policy interventions could result in continued ultra-low interest rates, with implications for interest-rate sensitive businesses. In any case, it seems that earnings growth will continue to be a scarce factor in a low-growth world.

P. Zachary Egan
President and Global Chief Investment Officer
Columbia Wanger Asset Management, LLC

i  http://ukandeu.ac.uk/fact-figures/when-did-britain-decide-to-join-the-european-union/

Wanger USA 2016 Semiannual Report

Understanding Your Expenses

As a shareholder, you incur three types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees and other expenses for Wanger USA (the Fund). Lastly, there may be additional fees or charges imposed by the insurance company that sponsors your variable annuity and/or variable life insurance product. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund only and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

January 1, 2016 – June 30, 2016

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during period ($)		Fund's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Wanger USA	1,000.00	1,000.00	1,017.30	1,019.84	5.07	5.07	1.01

* Expenses paid during the period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate account. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Wanger USA 2016 Semiannual Report

Performance Review Wanger USA

Matthew A. Litfin Lead Portfolio Manager	William J. Doyle Co-Portfolio Manager

Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the Fund more vulnerable to unfavorable developments in the sector.

Wanger USA gained 1.73% in the first half of 2016, underperforming the 2.22% gain of the Fund's primary benchmark, the Russell 2000 Index. Value stocks solidly outpaced growth stocks during the period, holding back the relative performance of the Fund's growth-oriented portfolio.

Our analysts have been working hard and we have, in recent months, found many new opportunities to add higher-quality names to the Fund's portfolio. Our efforts have paid off, as strong stock selection drove Fund performance in the second quarter to a 7.45% gain, which was more than three full percentage points above the benchmark's return for the three-month period. We believe the portfolio that we established (and that we will continue to monitor and strive to improve upon) in the first half of 2016 should allow us to focus even more tightly on value creation and risk-adjusted performance for shareholders.

On an industry and sector basis for the semiannual period, real estate investment trusts (REITs) and utilities were strong performers within the benchmark, as investors went searching for yield in an uncertain economic environment. Materials stocks were also strong in the Russell 2000, benefiting from the period's recovery in commodity prices. The Fund's underweight in these sectors detracted from performance. However, stock selection in the consumer discretionary and health care sectors contributed to performance, although the health care sector was a weak area of the market during the period. The Fund was overweight in both sectors relative to the benchmark. The Fund has little exposure to REITs and utilities because many do not fit its growth-oriented style.

Looking at top contributors in the semiannual period, Drew Industries, a maker of RV and manufactured home components, continues to gain market share in the components portion of its business and has benefited from robust demand for RVs. Its stock gained 40% in the half year. Toro, a manufacturer of turf maintenance equipment, gained 22% on positive earnings reports. Up 51%, AMN Healthcare, a leader in temporary health care staffing, has benefited from a record shortage of health care professionals. As the U.S. population ages and demands on the health care system increase, hospitals are leaning on AMN to solve their long-term staffing needs.

The Fund participated in the June 23, 2016, initial public offering (IPO) of Twilio, a business software company offering an in-application communications software platform. Our analysis of the stock suggested the company had a competitive advantage in its market niche and would enjoy strong revenue growth for the long term. The market agreed with our assessment, and the stock rose dramatically following the IPO, gaining 139% in just a week.

In the health care sector, Ultragenyx Pharmaceutical, a developer of ultra-orphan drugs, fell 58%, declining with a general sell-off in biotechnology stocks that occurred early in the period. Celldex Therapeutics, a cancer drug developer, fell 78% after its brain cancer drug, Rintega, failed in a Phase III trial. Cepheid, a supplier of molecular diagnostic equipment, fell 20% on delays in the commercial release of an important new product for the company. We sold the Fund's position in Celldex and Cepheid but we maintained a position in biotech Ultragenyx Pharmaceuticals. Biotechnology is one of a decreasing number of industries in which the United States has a comparative advantage over other nations and, while biotech stocks are inherently volatile, the Fund has enjoyed significant upside from exposure to biotech names in the past.

Down 14%, SPS Commerce, a provider of supply chain management software that is delivered via the web, was also a detractor in the semiannual period. A disruption in the company's sales force early in the year caused SPS to set 2016 growth guidance below market expectations and led to a significant drop in its stock in the first quarter. Our due diligence following the news suggested the issues were a short-term concern, and our opinion was validated when the stock rebounded in the second quarter.

During the first half of 2016, we made significant adjustments to the Fund's portfolio, pruning lower-conviction, sub-scale positions and adding companies with high rates of return that are industry leaders with significant future growth potential and the ability to reinvest new capital at above-average rates of return. In total, we added 46 new names and sold 60 names. We believe this focus on adding higher quality names will benefit relative returns as we move forward. We intend to continue to find interesting new ideas for the Fund, and are optimistic about the outlook for small-cap stocks. Applying our time-tested valuation discipline, we will continue to scour the landscape to find the very best small-cap companies across industries.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Wanger USA 2016 Semiannual Report

Growth of a $10,000 Investment in Wanger USA
May 3, 1995 (inception date) through June 30, 2016

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. For most recent month-end performance updates, please visit investor.columbiathreadneedleus.com.

This graph compares the results of $10,000 invested in Wanger USA on May 3, 1995 (the date the Fund began operations) through June 30, 2016, to the Russell 2000 Index, with dividends and capital gains reinvested. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index.

Top 10 Holdings

As a percentage of net assets, as of 6/30/16

1. Toro Turf Maintenance Equipment	2.3%
2. Drew Industries RV & Manufactured Home Components	2.0
3. VWR Distributor of Lab Supplies	1.9
4. Papa John's International Franchisor of Pizza Restaurants	1.9
5. HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	1.8
6. MarketAxess Bond Exchange	1.8
7. Medidata Solutions Cloud-based Software for Drug Studies	1.8
8. UniFirst Uniform Rental	1.6
9. CoStar Group Commercial Real Estate Data Aggregator & Web Marketing for Retail Landlords	1.6
10. Ligand Pharmaceuticals Royalties from Licensing Drug Delivery Technology	1.6

Top holdings exclude short-term holdings and cash, if applicable.

Top 5 Industries

As a percentage of net assets, as of 6/30/16

Health Care	23.3%
Information Technology	18.3
Industrials	18.1
Consumer Discretionary	16.7
Financials	15.3

Results as of June 30, 2016

	2nd quarter*	Year to date*	1 year	5 years	10 years
Wanger USA	7.45%	1.73%	-6.27%	8.12%	6.83%
Russell 2000 Index	3.79	2.22	-6.73	8.35	6.20

NAV as of 6/30/16: $23.74

* Not annualized.

Performance numbers reflect all Fund expenses but do not include any fees and expenses imposed under your variable annuity contract or life insurance policy or qualified pension or retirement plan. If performance numbers included the effect of these additional charges, they would be lower.

The Fund's annual operating expense ratio of 1.01% is stated as of the Fund's prospectus dated May 1, 2016, and differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and/or expense reimbursements as well as different time periods used in calculating the ratios.

All results shown assume reinvestment of distributions.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. Indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.

Portfolio characteristics and holdings are subject to change periodically and may not be representative of current characteristics and holdings.

Wanger USA 2016 Semiannual Report

Wanger USA

Statement of Investments (Unaudited), June 30, 2016

Number of Shares		Value
	Equities – 96.6%
	Health Care – 23.3%
	Biotechnology – 5.8%
85,177	Ligand Pharmaceuticals (a) Royalties from Licensing Drug Delivery Technology	$10,159,061
337,137	Repligen (a) Supplier to Biopharma Industry	9,224,068
140,477	Seattle Genetics Antibody-based Therapies for Cancer	5,676,676
325,000	Exact Sciences (a) (b) Molecular Diagnostics	3,981,250
61,307	Ultragenyx Pharmaceutical (a) Biotech Focused on "Ultra-Orphan" Drugs	2,998,525
50,684	Agios Pharmaceuticals (a) (b) Biotech Focused on Cancer & Orphan Diseases	2,123,406
14,041	Intercept Pharmaceuticals (a) (b) Biotech Developing Drugs for Several Diseases	2,003,370
69,028	Sarepta Therapeutics (b) Biotech Focused on Rare Diseases	1,316,364
		37,482,720
	Health Care Providers & Services – 5.6%
305,547	HealthSouth Inpatient Rehabilitation Facilities & Home Health Care	11,861,335
129,588	Mednax (a) Physician Management for Pediatric & Anesthesia Practices	9,386,059
161,271	AMN Healthcare Services (a) Temporary Healthcare Staffing	6,446,002
84,522	VCA (a) Animal Hospitals & Laboratory Services	5,714,532
69,038	TeamHealth (a) Healthcare Professionals Outsourcing	2,807,775
		36,215,703
	Life Sciences Tools & Services – 4.8%
424,387	VWR (a) Distributor of Lab Supplies	12,264,784
79,310	Bio-Techne Maker of Consumables & Systems for the Life Science Market	8,943,789
132,564	Cambrex (a) Developer of Active Pharmaceutical Ingredients for Small Molecule Drugs	6,857,536
8,995	Mettler-Toledo International (a) Laboratory Equipment	3,282,455
		31,348,564
Number of Shares		Value
	Health Care Equipment & Supplies – 4.3%
108,388	West Pharmaceutical Services Components & Systems for Injectable Drug Delivery	$8,224,481
224,457	ZELTIQ Aesthetics (a) (b) Systems & Consumables for Aesthetics	6,134,410
484,080	Endologix (a) Minimally Invasive Treatment of Abdominal Aortic Aneurysm (AAA)	6,031,637
34,850	Abiomed (a) Medical Devices for Cardiac Conditions	3,808,757
235,670	LeMaitre Vascular Medical Devices for Peripheral Vascular Disease	3,363,011
		27,562,296
	Health Care Technology – 1.8%
243,290	Medidata Solutions (a) Cloud-based Software for Drug Studies	11,403,002
	Pharmaceuticals – 1.0%
239,453	Akorn (a) Developer, Manufacturer & Distributor of Specialty Generic Drugs	6,820,819
	Total Health Care	150,833,104
	Information Technology – 18.3%
	Internet Software & Services – 6.8%
46,594	CoStar Group (a) Commercial Real Estate Data Aggregator & Web Marketing for Retail Landlords	10,188,244
156,215	SPS Commerce Supply Chain Management Software Delivered via the Web	9,466,629
406,551	NIC Government Web Portal Development & Management Outsourcing	8,919,729
290,361	Q2 Holdings (a) Online & Mobile Banking Software	8,135,915
114,047	J2 Global Communications Communication Technology & Digital Media	7,204,349
		43,914,866
	Software – 5.2%
137,867	Guidewire (a) Software for Global Property & Casualty Insurance Carriers	8,514,666
124,850	Manhattan Associates (a) Supply Chain Management Software & Services	8,006,631

See accompanying notes to financial statements.

Wanger USA 2016 Semiannual Report

Wanger USA

Statement of Investments (Unaudited), June 30, 2016

Number of Shares		Value
	Software – 5.2% (cont)
76,287	Ansys (a) Simulation Software for Engineers & Designers	$6,923,045
40,769	Tyler Technologies (a) Financial, Tax, Court & Document Management Systems for Local Governments	6,796,600
47,153	NetSuite (a) Enterprise Software Delivered via the Web	3,432,738
		33,673,680
	IT Services – 4.2%
155,057	ExlService Holdings (a) Business Process Outsourcing	8,126,537
123,019	Maximus Outsourcer for Government Program Administration	6,811,562
236,554	WNS – ADR (a) Offshore Business Process Outsourcing Services	6,386,958
155,449	CoreLogic (a) Data Processing Services for Real Estate, Insurance & Mortgages	5,981,678
		27,306,735
	Semiconductors & Semiconductor Equipment – 1.2%
114,764	Monolithic Power Systems High Performance Analog & Mixed Signal Integrated Circuits	7,840,677
	Electronic Equipment, Instruments & Components – 0.9%
39,423	IPG Photonics (a) Fiber Lasers	3,153,840
48,252	Rogers Printed Circuit Materials & High Performance Foams	2,948,197
		6,102,037
	Total Information Technology	118,837,995
	Industrials – 18.1%
	Machinery – 6.1%
171,815	Toro Turf Maintenance Equipment	15,154,083
175,118	ESCO Technologies Industrial Filtration & Advanced Measurement Equipment	6,994,213
143,458	Oshkosh Corporation Specialty Truck Manufacturer	6,844,381
Number of Shares		Value
46,094	Middleby (a) Manufacturer of Cooking Equipment	$5,312,334
60,368	Nordson Dispensing Systems for Adhesives & Coatings	5,047,368
		39,352,379
	Commercial Services & Supplies – 4.3%
90,542	UniFirst Uniform Rental	10,477,520
290,829	Knoll Office & Residential Furniture	7,061,328
140,208	Healthcare Services Group Outsourced Services to Long-term Care Industry	5,801,807
98,444	Copart (a) Auto Salvage Services	4,824,741
		28,165,396
	Professional Services – 3.7%
218,316	ICF International (a) Professional Service Company	8,929,124
70,181	WageWorks (a) Healthcare Consumer Directed Benefits & Commuter Account Management	4,197,526
65,914	Corporate Executive Board Best Practices Advisory & HR Solutions/Analytics	4,065,575
229,283	Navigant Consulting (a) Financial Consulting Firm	3,702,920
153,774	Korn/Ferry International Executive Search & Corporate Leadership/Talent Consulting	3,183,122
		24,078,267
	Aerospace & Defense – 2.9%
120,161	HEICO FAA-Approved Aircraft Replacement Parts	6,446,638
178,299	Taser (a) Manufacturer of Electrical Weapons & Body Cameras	4,436,079
79,490	Moog (a) Motion Control Products for Aerospace, Defense & Industrial Markets	4,286,101
108,117	Astronics (a) Designer & Manufacturer of Aircraft Electrical Components & Testing Equipment	3,595,971
		18,764,789

See accompanying notes to financial statements.

Wanger USA 2016 Semiannual Report

Wanger USA

Statement of Investments (Unaudited), June 30, 2016

Number of Shares		Value
	Trading Companies & Distributors – 0.8%
36,294	Watsco HVAC Distribution	$5,106,203
	Building Products – 0.3%
186,586	PGT (a) Wind Resistant Windows & Doors	1,921,836
	Total Industrials	117,388,870
	Consumer Discretionary – 16.7%
	Hotels, Restaurants & Leisure – 6.2%
177,044	Papa John's International Franchisor of Pizza Restaurants	12,038,992
68,161	Vail Resorts Ski Resort Operator & Developer	9,421,895
161,197	Texas Roadhouse Rural-focused Full Service Steakhouse	7,350,583
134,815	Zoës Kitchen (a) (b) Fast, Casual Mediterranean Food	4,889,740
71,759	Choice Hotels Franchisor of Budget Hotel Brands	3,417,164
142,109	Fiesta Restaurant Group (a) Owner/Operator of Two Restaurant Chains: Pollo Tropical & Taco Cabana	3,099,397
		40,217,771
	Auto Components – 4.5%
155,671	Drew Industries RV & Manufactured Home Components	13,207,128
133,606	Dorman Products (a) Aftermarket Auto Parts Distributor	7,642,263
144,626	Gentherm (a) Climate Control Systems for Car Seats, Mattresses & Other	4,953,440
218,558	Gentex Manufacturer of Auto Parts	3,376,721
		29,179,552
	Household Durables – 2.0%
100,515	Cavco Industries (a) Manufactured Homes	9,418,256
103,605	iRobot (a) Home Robots (Vacuums, Pool Cleaners) & Battlefield Reconnaissance Robots	3,634,463
		13,052,719
Number of Shares		Value
	Specialty Retail – 1.3%
103,256	Five Below (a) Low-price Specialty Retailer Targeting Pre-Teens, Teens & Parents	$4,792,111
55,955	Monro Muffler Brake Automotive Services	3,556,500
		8,348,611
	Leisure Products – 1.0%
140,231	Brunswick Corp Boats, Boat Engines, Exercise & Bowling Equipment	6,355,269
	Distributors – 0.9%
60,165	Pool Swimming Pool Supplies & Equipment Distributor	5,657,315
	Diversified Consumer Services – 0.8%
131,459	ServiceMaster (a) Pest & Termite Control, Home Warranty & Other Home Services	5,232,068
	Total Consumer Discretionary	108,043,305
	Financials – 15.3%
	Banks – 7.3%
91,596	SVB Financial Group Bank to Venture Capitalists	8,716,275
212,047	MB Financial Chicago Bank	7,693,065
386,700	Associated Banc-Corp Midwest Bank	6,631,905
133,643	Lakeland Financial Indiana Bank	6,282,558
254,181	First Busey Illinois Bank	5,436,932
164,019	LegacyTexas Texas Thrift	4,413,751
148,572	Sandy Spring Bancorp Baltimore & Washington, D.C. Bank	4,317,502
132,776	TriCo Bancshares California Central Valley Bank	3,664,618
		47,156,606

See accompanying notes to financial statements.

Wanger USA 2016 Semiannual Report

Wanger USA

Statement of Investments (Unaudited), June 30, 2016

Number of Shares		Value
	Diversified Financial Services – 2.6%
80,598	MarketAxess Bond Exchange	$11,718,949
190,687	BATS Global Markets (a) U.S. & European Equity, U.S. Options, & Global FX Exchange	4,898,749
		16,617,698
	Capital Markets – 2.1%
399,102	Virtu Financial High Speed Trader	7,183,836
138,919	SEI Investments Mutual Fund Administration & Investment Management	6,683,393
		13,867,229
	Real Estate Management & Development – 1.6%
124,298	FirstService Owner, Operator & Manager of Residential & Commercial Properties	5,696,578
139,959	Colliers International Group Real Estate Services	4,778,200
		10,474,778
	Real Estate Investment Trusts (REITs) — 1.2%
124,000	Corrections Corp of America Prison Owner & Operator	4,342,480
35,642	Extra Space Storage Self Storage Facilities	3,298,311
		7,640,791
	Insurance – 0.5%
89,603	Allied World Assurance Company Holdings Commercial Lines Insurance/Reinsurance	3,148,649
	Total Financials	98,905,751
Number of Shares		Value
	Energy – 3.4%
	Energy Equipment & Services – 1.8%
55,443	Core Labs (Netherlands) (b) Oil & Gas Reservoir Consulting	$6,868,833
309,254	Frank's International (Netherlands) (b) Global Provider of Casing Running Services Post Drilling of Wells	4,518,201
		11,387,034
	Oil, Gas & Consumable Fuels – 1.6%
169,600	Carrizo Oil & Gas (a) Oil & Gas Producer	6,080,160
74,696	PDC Energy (a) Oil & Gas Producer in the United States	4,303,237
		10,383,397
	Total Energy	21,770,431
	Consumer Staples – 0.9%
	Household Products – 0.9%
50,265	WD-40 Manufacturer of Industrial Lubrications	5,903,624
	Total Consumer Staples	5,903,624
	Telecommunication Services – 0.6%
	Diversified Telecommunication Services – 0.6%
322,754	Lumos Networks (a) Telephone & Fiber Optic Data Services	3,905,323
	Total Telecommunication Services	3,905,323
Total Equities (Cost: $470,804,720) — 96.6%		625,588,403	(c)
Short-Term Investments – 2.1%
13,556,145	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.20%)	13,556,145
Total Short-Term Investments (Cost: $13,556,145) — 2.1%		13,556,145

See accompanying notes to financial statements.

Wanger USA 2016 Semiannual Report

Wanger USA

Statement of Investments (Unaudited), June 30, 2016

Number of Shares		Value
Securities Lending Collateral – 2.7%
17,697,775	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.24%) (d)	$17,697,775
Total Securities Lending Collateral (Cost: $17,697,775) — 2.7%		17,697,775
Total Investments (Cost: $502,058,640) (e) — 101.4%		656,842,323
Obligation to Return Collateral for Securities Loaned – (2.7)%		(17,697,775)
Cash and Other Assets Less Liabilities – 1.3%		8,337,207
Net Assets – 100.0%		$647,481,755

ADR – American Depositary Receipts

Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $17,304,643.

(c)  On June 30, 2016, the market value of foreign securities represented 1.76% of total net assets. The Fund's foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Netherlands	11,387,034	1.76

(d)  Investment made with cash collateral received from securities lending activity.

(e)  At June 30, 2016, for federal income tax purposes, the cost of investments was approximately $502,058,640 and net unrealized appreciation was $154,783,683 consisting of gross unrealized appreciation of $166,287,646 and gross unrealized depreciation of $11,503,963.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by CWAM's Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

  The Committee is responsible for applying the Trust's Portfolio Pricing Policy and the CWAM pricing procedures (the Policies), which are approved by and subject to the oversight of the Board.

  The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund's investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

  For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund's securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

See accompanying notes to financial statements.

Wanger USA 2016 Semiannual Report

Wanger USA

Statement of Investments (Unaudited), June 30, 2016

The following table summarizes the inputs used, as of June 30, 2016, in valuing the Fund's assets:

Investment Type	Other Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Health Care	$150,833,104	$—	$—	$150,833,104
Information Technology	118,837,995	—	—	118,837,995
Industrials	117,388,870	—	—	117,388,870
Consumer Discretionary	108,043,305	—	—	108,043,305
Financials	98,905,751	—	—	98,905,751
Energy	21,770,431	—	—	21,770,431
Consumer Staples	5,903,624	—	—	5,903,624
Telecommunication Services	3,905,323	—	—	3,905,323
Total Equities	625,588,403	—	—	625,588,403
Total Short-Term Investments	13,556,145	—	—	13,556,145
Total Securities Lending Collateral	17,697,775	—	—	17,697,775
Total Investments	$656,842,323	$—	$—	$656,842,323

  There were no transfers of financial assets between levels during the period.

See accompanying notes to financial statements.

Wanger USA 2016 Semiannual Report

Statement of Assets and Liabilities
June 30, 2016 (Unaudited)

Assets:
Investments, at cost	$502,058,640
Investments, at value (including securities on loan of $17,304,643)	$656,842,323
Receivable for:
Investments sold	9,580,196
Fund shares sold	102,205
Securities lending income	11,247
Dividends	369,673
Foreign tax reclaims	2,067
Trustees' deferred compensation plan	165,606
Prepaid expenses	40,574
Total Assets	667,113,891
Liabilities:
Collateral on securities loaned	17,697,775
Payable for:
Fund shares redeemed	1,645,839
Investment advisory fee	15,127
Administration fee	872
Transfer agent fee	2
Trustees' fees	4,077
Custody fee	4,098
Reports to shareholders	55,741
Trustees' deferred compensation plan	165,606
Other liabilities	42,999
Total Liabilities	19,632,136
Net Assets	$647,481,755
Composition of Net Assets:
Paid-in capital	$437,064,513
Overdistributed net investment income	(641,868)
Accumulated net realized gain	56,275,427
Net unrealized appreciation (depreciation) on:
Investments	154,783,683
Net Assets	$647,481,755
Fund Shares Outstanding	27,276,902
Net asset value, offering price and redemption price per share	$23.74

Statement of Operations
For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net foreign taxes withheld of $17,729)	$2,551,609
Income from securities lending — net	99,834
Total Investment Income	2,651,443
Expenses:
Investment advisory fee	2,703,871
Transfer agent fees	293
Administration fee	155,765
Trustees' fees	30,757
Custody fees	14,189
Reports to shareholders	105,010
Audit fees	19,489
Legal fees	64,844
Chief compliance officer expenses	28,576
Commitment fee for line of credit (Note 5)	12,415
Other expenses	17,563
Total Expenses	3,152,772
Net Investment Loss	(501,329)
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	59,439,163
Net realized gain	59,439,163
Net change in unrealized appreciation (depreciation) on:
Investments	(51,184,250)
Net change in unrealized depreciation	(51,184,250)
Net realized and unrealized gain	8,254,913
Net Increase in Net Assets from Operations	$7,753,584

See accompanying notes to financial statements.

Wanger USA 2016 Semiannual Report

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2016	Year Ended December 31, 2015
Operations:
Net investment loss	$(501,329)	$(2,618,992)
Net realized gain (loss) on:
Investments	59,439,163	176,459,137
Net change in unrealized appreciation (depreciation) on:
Investments	(51,184,250)	(175,148,605)
Net Increase (Decrease) in Net Assets from Operations	7,753,584	(1,308,460)
Distributions to Shareholders From:
Net realized gains	(177,478,615)	(125,247,249)
Total Distributions to Shareholders	(177,478,615)	(125,247,249)
Share Transactions:
Subscriptions	5,235,108	13,842,692
Distributions reinvested	177,478,615	125,247,249
Redemptions	(58,111,686)	(120,862,266)
Net Increase from Share Transactions	124,602,037	18,227,675
Total Decrease in Net Assets	(45,122,994)	(108,328,034)
Net Assets:
Beginning of period	692,604,749	800,932,783
End of period	$647,481,755	$692,604,749
Overdistributed net investment income	$(641,868)	$(140,539)

See accompanying notes to financial statements.

Wanger USA 2016 Semiannual Report

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
Selected data for a share outstanding throughout each period	2016		2015	2014	2013	2012		2011
Net Asset Value, Beginning of Period	$31.75		$37.71	$41.13	$33.84	$29.80		$33.86
Income from Investment Operations:
Net investment income (loss)	(0.02)		(0.12)	(0.06)	(0.05)	0.15		(0.13)
Net realized and unrealized gain (loss)	0.75		0.45	1.70	10.79	5.63		(0.82)
Total from Investment Operations	0.73		0.33	1.64	10.74	5.78		(0.95)
Less Distributions to Shareholders:
Net investment income	—		—	—	(0.06)	(0.11)		—
Net realized gains	(8.74)		(6.29)	(5.06)	(3.39)	(1.63)		(3.11)
Total Distributions to Shareholders	(8.74)		(6.29)	(5.06)	(3.45)	(1.74)		(3.11)
Net Asset Value, End of Period	$23.74		$31.75	$37.71	$41.13	$33.84		$29.80
Total Return	1.73%		(0.61)%	4.78%	33.75%	20.02	%(a)	(3.49	)%(a)
Ratios to Average Net Assets/Supplemental Data:
Total gross expenses (b)	1.01	%(c)	1.01%	0.96%	0.96%	0.96%		0.94%
Total net expenses (b)	1.01	%(c)	1.01%	0.96%	0.96%	0.96	%(d)	0.93	%(d)
Net investment income (loss)	(0.16	)%(c)	(0.34)%	(0.15)%	(0.12)%	0.45%		(0.40)%
Portfolio turnover rate	75%		45%	14%	15%	12%		10%
Net assets, end of period (000s)	$647,482		$692,605	$800,933	$912,143	$782,222		$757,562

Notes to Financial Highlights

(a)  Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.

See accompanying notes to financial statements.

Wanger USA 2016 Semiannual Report

Notes to Financial Statements (Unaudited)

1.  Nature of Operations

Wanger USA (the Fund), a series of Wanger Advisors Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding participating variable annuity contracts and variable life insurance policies and may also be offered directly to certain qualified pension and retirement plans.

2.  Summary of Significant Accounting Policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees (the Board). A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Exchange traded funds (ETFs) are valued at their closing net asset value as reported on the applicable exchange. A security for which there is no reported sale on the valuation date is valued at the mean of the latest bid and ask quotations.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

The Trust has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.

Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.

The Fund may receive distributions from holdings in equity securities, ETFs, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (the Exchange) on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities lending

The Fund may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers and other financial institutions to earn additional income. The Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Fund also receives a fee for the loan. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to each Fund on the next business day. The Fund has elected to invest the cash collateral in the Dreyfus Government Cash Management Fund. The income earned from the securities lending program is paid to the Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Fund's lending agent, and borrower rebates. The Fund's investment manager, Columbia Wanger Asset Management, LLC (CWAM), does not retain any fees earned by the lending program. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of loss with respect to the investment of collateral. The net lending income earned by the Fund as of June 30, 2016, is included in the Statement of Operations.

Wanger USA 2016 Semiannual Report

Notes to Financial Statements, continued (Unaudited)

Offsetting of assets and liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting agreements and under a securities lending agreement as well as the related collateral received by the Fund as of June 30, 2016:

Goldman Sachs ($)
Liabilities
Collateral on securities loaned	17,697,775
Total liabilities	17,697,775
Total financial and derivative net assets	(17,697,775)
Financial instruments	(17,304,643)
Net amount (a)	(393,132)

(a) Represents the net amount due from/(to) counterparties in the event of default.

Securities lending transactions

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2016:

	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater than 90 Days ($)	Total ($)
Securities lending transactions
Equity securities	$17,304,643	$—	$—	$—	$17,304,643
Gross amount of recognized liabilities for securities lending (collateral received)					17,697,775
Amounts due to counterparty					$393,132

Federal income taxes

The Fund has complied with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distributes substantially all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Foreign capital gains taxes

Gains in certain countries may be subject to foreign taxes at the fund level. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date.

Indemnification

In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also under the Trust's organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

4.  Transactions with Affiliates

CWAM is a wholly owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund's business affairs.

CWAM receives a monthly advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
Up to $100 million	0.94%
$100 million to $250 million	0.89%
$250 million to $2 billion	0.84%
$2 billion and over	0.80%

For the six months ended June 30, 2016, the annualized effective investment advisory fee rate was 0.87% of the Fund's average daily net assets.

CWAM provides administrative services and receives an administration fee from the Fund at the following annual rates:

Wanger Advisors Trust Aggregate Average Daily Net Assets of the Trust	Annual Fee Rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%

For the six months ended June 30, 2016, the annualized effective administration fee rate was 0.05% of the Fund's average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Fund.

Columbia Management Investment Distributors, Inc. (CMID), a wholly owned subsidiary of Ameriprise Financial, serves as the Fund's distributor and principal underwriter.

Columbia Management Investment Services Corp. (CMIS), a wholly owned subsidiary of Ameriprise Financial, is the transfer agent to the Fund. For its services, the Fund pays CMIS a monthly fee at the annual rate of $21.00 per open account. CMIS also receives reimbursement from the Fund for certain out-of-pocket expenses.

Certain officers and trustees of the Trust are also officers of CWAM. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM.

Wanger USA 2016 Semiannual Report

Notes to Financial Statements, continued (Unaudited)

The Board has appointed a Chief Compliance Officer of the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of certain of the expenses associated with the office of the Chief Compliance Officer.

The Trust offers a deferred compensation plan for its independent trustees. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Class Z shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the deferred compensation plan are payable in accordance with the plan.

For the six months ended June 30, 2016, the Fund engaged in sales transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $17,603,965. The sale transactions resulted in a net realized gain of $3,999,285.

5.  Borrowing Arrangements

During the period January 1, 2016 through April 28, 2016, the Trust participated in a revolving credit facility in the amount of $400 million with a syndicate of banks led by JPMorgan Chase Bank, N.A., along with Columbia Acorn Trust, another trust managed by CWAM. Effective April 28, 2016, the credit facility was renewed in the amount of $200 million with a syndicate of banks led by JPMorgan Chase Bank, N.A. Under each facility, interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds Rate plus 1.00%. In addition, a commitment fee of 0.08% (before April 28, 2016) and 0.15% (after April 28, 2016) per annum of the unutilized line of credit is accrued and apportioned among the participating Funds based on their relative net assets. The commitment fee is disclosed as a part of "Other expenses" in the Statement of Operations. The Trust expects to renew this line of credit for one year durations each April at then current market rates and terms.

No amounts were borrowed for the benefit of the Fund under the line of credit during the six months ended June 30, 2016.

6.  Fund Share Transactions

Proceeds and payments on Fund shares as shown in the Statement of Changes in Net Assets are in respect of the following numbers of shares:

	(Unaudited) Six months ended June 30, 2016	Year ended December 31, 2015
Shares sold	183,355	393,619
Shares issued in reinvestment of dividend distributions	7,321,725	3,591,834
Less shares redeemed	(2,043,115)	(3,411,642)
Net increase in shares outstanding	5,461,965	573,811

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2016, were $459,418,004 and $492,668,106, respectively. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

8.  Shareholder Concentration

At June 30, 2016, two unaffiliated shareholder accounts owned an aggregate of 32.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 60.6% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

9.  Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

10.  Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Wanger USA 2016 Semiannual Report

Board Approval of the Advisory Agreement

Wanger Advisors Trust (the "Trust") has an investment advisory agreement (the "Advisory Agreement") with Columbia Wanger Asset Management, LLC ("CWAM") under which CWAM manages Wanger USA (the "Fund"). More than 75% of the trustees of the Trust (the "Trustees") are persons who have no direct or indirect interest in the Advisory Agreement and are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust (the "Independent Trustees"). The Trustees oversee the management of the Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for the Fund.

The Contract Committee (the "Contract Committee") of the Board of Trustees (the "Board"), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board's Investment Performance Analysis Committee (the "Performance Committee")), and receives monthly reports from CWAM on the performance of the Fund.

In connection with their most recent consideration of the Advisory Agreement for the Fund, the Contract Committee and all Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC ("Columbia Management") and the parent of CWAM and Columbia Management, Ameriprise Financial, Inc. ("Ameriprise") in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.

During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. The Contract Committee also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee convened formally on seven separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met on other occasions to receive the Contract Committee's status reports, receive presentations from CWAM, Columbia Management and Ameriprise representatives, and/or to discuss outstanding issues. In addition, the Performance Committee, also comprised exclusively of Independent Trustees, reviewed the performance of the Fund, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Compliance Committee of the Board (the "Compliance Committee") serves on the Contract Committee and made available relevant information with respect to matters within the realm of its oversight responsibilities.

The materials reviewed by the Contract Committee and the Trustees included, among other items, (i) information on the investment performance of the Fund relative to independently selected peer groups of funds and the Fund's performance benchmark(s) over various time periods, as presented and analyzed by independent consultants, (ii) information on the Fund's advisory fees and other expenses, including information comparing the Fund's fees and expenses to those of peer groups of funds and information about any applicable expense limitations and fee breakpoints, (iii) data on sales and redemptions of Fund shares, and (iv) information on the profitability to CWAM and Ameriprise, as well as potential "fall-out" or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Fund. The Contract Committee and the Trustees also considered other information such as (i) CWAM's financial condition, (ii) the Fund's investment objective and strategy, (iii) the size, education and experience of CWAM's investment staff and its use of technology, external research and trading cost measurement tools and level of resources devoted to the Fund, (iv) the portfolio manager compensation framework, (v) the allocation of the Fund's brokerage, and the use of "soft" commission dollars to pay for research products and services, (vi) CWAM's risk management program, (vii) the resources devoted to, and the record of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures, and (viii) CWAM's and its affiliates' conflicts of interest.

At a meeting held on June 7, 2016, the Board considered and unanimously approved the continuation of the Advisory Agreement. In considering the continuation of the Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Trustees' determination to approve the continuation of the Advisory Agreement are discussed below.

Nature, quality and extent of services. The Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement, taking into account the investment objective and strategy of the Fund, its shareholder base, and knowledge gained from meetings with management, which were held on at least a quarterly basis. In addition, the Trustees reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Fund. The Trustees also considered other services provided to the Fund by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Fund's investment restrictions; producing shareholder reports; providing support services for the Board and committees of the Board; managing the Fund's securities lending program; communicating with shareholders; serving as the Fund's administrator; and overseeing the activities of the Fund's other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. The Trustees also noted the quality of CWAM's compliance record.

The Trustees took into account the extensive process changes made by CWAM in the past year to improve Fund performance, including but not limited to: the hiring of a new portfolio manager for Wanger USA and director of research (U.S.); the addition of more systematic and quantitative tools and risk-based analysis into the portfolio management process; the significant reduction in the number of Fund holdings in 2015 and increased concentration of the portfolio in fewer high conviction names; and certain other portfolio manager and analyst changes.

The Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement were appropriate for the Fund and that the Fund was likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM currently had sufficient personnel, with appropriate education and experience, to serve the Fund effectively, and that the firm had demonstrated its continuing ability to attract and retain well-qualified personnel. The Trustees also considered that Ameriprise had previously committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to resources to continue hiring additional analysts and other investment and operational personnel. Based on these changes and assurances, the Trustees believed that CWAM would have sufficient resources to attract and retain personnel as necessary to improve performance.

Performance of the Fund. The Trustees received and considered detailed performance information at various meetings of the Board, the Contract Committee and the Performance Committee throughout the year. They reviewed information comparing the Fund's performance with that of its benchmark(s) and with the performance of comparable funds and peer groups as identified by independent consultants Broadridge Financial Solutions, Inc. ("Broadridge") and Morningstar, Inc. ("Morningstar") taking into account that each service had a different methodology for calculating the Fund's total returns. The Trustees evaluated the performance and risk characteristics of the Fund over various time periods, including over the one-, three- and five-year periods ended December 31, 2015. The Trustees also considered peer performance rankings for similar time periods, although they generally focused on more recent performance in order to evaluate CWAM's remediation efforts.

The Trustees considered that the Fund had outperformed its Morningstar and Broadridge peer group medians for the one-year period ended December 31, 2015 but lagged for the three- and five-year periods. The Trustees also considered the Fund's risk ratings versus its peers. The Trustees considered CWAM's explanation for

Wanger USA 2016 Semiannual Report

Board Approval of the Advisory Agreement, continued

the Fund's longer term underperformance versus peers and believed the changes described above would help improve the Fund's performance.

The Trustees concluded that CWAM had taken and continued to take a number of corrective steps to improve performance of the Fund, although it would take some time to determine their effectiveness, and that the Performance Committee was monitoring the Fund's performance closely. In addition the Trustees considered that the Chief Investment Officer (the "CIO") of CWAM had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps being taken to improve Fund performance, and that members of the Contract Committee had met separately with the CIO on multiple occasions to discuss the Fund. The Trustees also took into account that the new director of research (U.S.) had met several times with the Contract Committee and the Performance Committee to review the changes made to the Fund's investment process to improve performance.

The Trustees also took into consideration the Fund's performance versus its current benchmark as reported by both Morningstar and Broadridge, noting that each service calculated the Fund's total return using a different methodology with varying results.

Costs of Services and Profits Realized by CWAM. At various Committee and Board meetings, the Trustees examined detailed information on the fees and expenses of the Fund in comparison to information for comparable funds provided by Broadridge and Morningstar. The Trustees noted that the Fund's net expenses and actual advisory fees paid were higher than the median of both the Broadridge and Morningstar peer groups.

The Trustees also reviewed the advisory fee rates charged by CWAM for managing other investment companies, sub-advised funds and other institutional separate accounts, as detailed in materials provided to the Contract Committee by CWAM. The Trustees noted that the Fund's advisory fees were generally comparable to Columbia Acorn USA's advisory fees at the same asset levels. The Trustees also examined CWAM's institutional separate account fees for parallel investment strategies and determined that institutional account advisory fees tended to be lower than the Fund. The Trustees considered the information provided by CWAM regarding its performance of significant additional services for the Fund that it does not provide to sub-advised funds or non-mutual fund clients, including administrative and fund accounting services, oversight of the Fund's other service providers, Trustee support, regulatory compliance and numerous other services, and that, in servicing the Fund, CWAM assumes many legal and business risks that it does not assume in servicing many of its non-fund clients.

The Trustees reviewed the analysis of the historic profitability of CWAM in serving as the Fund's investment manager and of CWAM and its affiliates in their relationships with the Fund. The Contract Committee and Trustees met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and Fund-by-Fund basis. The Trustees also reviewed the methodology used by CWAM and Ameriprise in determining compensation payable to portfolio managers and the competitive market for investment management talent. The Trustees were also provided with profitability information from third-party consultant Strategic Insight, which compared CWAM's profitability to other similar investment managers in the mutual fund industry. The Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Trustees evaluated CWAM's profitability in light of the additional resources that had been, and would continue to be, provided to it by Ameriprise to assist in improving performance.

Economies of Scale. At various Committee and Board meetings and other informal meetings, the Trustees considered information about the extent to which CWAM realizes economies of scale in connection with an increase in Fund assets. The Trustees noted that the advisory fee schedule for the Fund includes breakpoints in the rate of fees at various asset levels. The Trustees concluded that the fee structure of the

Advisory Agreement for the Fund reflected a sharing of economies of scale between CWAM and the Fund.

Other Benefits to CWAM. The Trustees also reviewed benefits that accrue to CWAM and its affiliates from their relationships with the Fund, based upon information provided to them by Ameriprise. They noted that the Fund's transfer agency services are performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which receives compensation from the Fund for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc. ("CMID"), serves as the Fund's distributor under an underwriting agreement but receives no fees for its services to the Fund. In addition, Columbia Management provides sub-administration services to the Fund. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.

The Trustees considered other ways that the Fund and CWAM may potentially benefit from their relationship with each other. For example, the Trustees considered CWAM's use of commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of CWAM. They noted that the Compliance Committee reviewed CWAM's annual "soft dollar" report during the year and met with representatives from CWAM to review CWAM's soft dollar spending. The Trustees also considered that the Compliance Committee regularly reviewed third-party prepared reports that evaluated the quality of CWAM's execution of the Fund's portfolio transactions. The Trustees noted that these reports showed that CWAM's execution capabilities were generally better than industry peers. The Trustees determined that CWAM's use of the Fund's "soft" commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefits from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Fund, and that the Fund benefitted from CWAM's receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM.

After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Trustees, including the Independent Trustees by separate vote, concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of the Fund. At the Board meeting held on June 7, 2016, the Trustees approved continuation of the Advisory Agreement through July 31, 2017.

Wanger USA 2016 Semiannual Report

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Wanger USA 2016 Semiannual Report

Columbia Wanger Funds

Trustees

Laura M. Born, Chair of the Board
David J. Rudis, Vice Chair of the Board
Maureen M. Culhane
P. Zachary Egan
Margaret M. Eisen
Thomas M. Goldstein
John C. Heaton
Steven N. Kaplan
Charles R. Phillips
Ralph Wanger (Trustee Emeritus)

Officers

P. Zachary Egan
President

Alan G. Berkshire
Vice President

Michael G. Clarke
Assistant Treasurer

William J. Doyle
Vice President

David L. Frank
Vice President

Paul B. Goucher
Assistant Secretary

Fritz Kaegi
Vice President

John M. Kunka
Vice President, Treasurer and Principal Financial and Accounting Officer

Stephen Kusmierczak
Vice President

Joseph C. LaPalm
Vice President

Ryan C. Larrenaga
Assistant Secretary

Matthew A. Litfin
Vice President

Satoshi Matsunaga
Vice President

Thomas P. McGuire
Chief Compliance Officer

Louis J. Mendes
Vice President

Christopher J. Olson
Vice President

Julian Quero
Assistant Treasurer

Martha A. Skinner
Assistant Treasurer

Matthew S. Szafranski
Vice President

Andreas Waldburg-Wolfegg
Vice President

Linda K. Roth-Wiszowaty
Secretary

Investment Manager

Columbia Wanger Asset Management,LLC
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-888-4-WANGER
(1-888-492-6437)

Transfer Agent,
Dividend Disbursing Agent

Columbia Management Investment Services Corp.
P.O.Box 8081
Boston, Massachusetts
02266-8081

Distributor

Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, Massachusetts
02110

Legal Counsel to the Funds

Perkins Coie LLP
Washington, DC

Legal Counsel to the Independent Trustees

Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Chicago, Illinois

This document contains Global Industry Classification Standard data. The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Columbia Wanger Asset Management, LLC ("CWAM"). Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

This report, including the schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust.

A description of the Fund's proxy voting policies and procedures and a copy of the Fund's voting record for the most recent 12-month period ended June 30 are available (i) on our website at investor.columbiathreadneedleus.com/disclosures/proxy-voting-report, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-492-6437.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Pubic Reference Room may be obtained by calling 800-SEC-0330. The Fund's complete portfolio holdings are disclosed at investor.columbiathreadneedleus.com approximately 30 to 40 days after each month end.

COLUMBIA WANGER FUNDS

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.  C-1466 AK (8/16) 1572016

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date	August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date	August 19, 2016

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date	August 19, 2016